UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07883

ICON Funds

(Exact name of registrant as specified in charter)

5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Carrie M. Schoffman 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2015

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

2015 SEMIANNUAL REPORT

ICON DIVERSIFIED FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Bond Fund

ICON Equity Income Fund

ICON Fund

ICON High Yield Bond Fund

ICON Long/Short Fund

ICON Opportunities Fund

ICON Risk-Managed Balanced Fund

1-800-764-0442 | www.iconfunds.com

SAR-DIV-15

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442     •    www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2015, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Bond Fund and ICON Equity Income Fund may invest up

2	ABOUT THIS REPORT

to 35% and 25% of its assets in high-yield bonds that are below investment grade, respectively. ICON Risk-Managed Balanced Fund may invest up to 10% of its assets in high-yield bonds that are below investment grade. The ICON High Yield Bond Fund invests at least 80% of its assets in high-yield bonds that are below investment grade, under normal circumstances. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

Investments in other mutual fund companies may entail certain risks. For example, the Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Additionally, an investment by the Fund or underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Corporate Bonds (68.3%)
Basic Materials (1.4%)
$1,250,000	Alcoa, Inc.	5.13%	10/01/24	$1,337,890

Communications (10.1%)
950,000	CCO Holdings LLC / CCO Holdings Capital Corp.	7.25%	10/30/17	990,375
1,977,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(a)	5.13%	12/15/21	1,974,529
3,450,000	Clearwire Communications LLC / Clearwire Finance, Inc.(a)	14.75%	12/01/16	4,122,750
1,500,000	Goodman Networks, Inc.(b)	12.13%	07/01/18	1,395,000
900,000	Windstream Corp.	8.13%	09/01/18	941,625

				9,424,279
Consumer Staples (3.9%)
2,798,000	Altria Group, Inc.	9.25%	08/06/19	3,590,061

Consumer, Non-cyclical (13.7%)
1,000,000	Brightstar Corp.(a)	7.25%	08/01/18	1,067,500
350,000	DaVita HealthCare Partners, Inc.	6.63%	11/01/20	366,625
3,000,000	Hospira, Inc.	5.80%	08/12/23	3,612,759
1,000,000	inVentiv Health, Inc.(a)	9.00%	01/15/18	1,050,000
3,912,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	4,145,077
1,200,000	MDC Holdings, Inc.	5.50%	01/15/24	1,170,000
1,000,000	Prospect Medical Holdings, Inc.(a)	8.38%	05/01/19	1,062,500
300,000	Salix Pharmaceuticals Ltd.(a)(b)	6.50%	01/15/21	332,625

				12,807,086
Energy (2.1%)
500,000	Chesapeake Energy Corp.(c)	5.75%	03/15/23	487,500
500,000	Denbury Resources, Inc.	4.63%	07/15/23	428,750
1,000,000	United Refining Co.	10.50%	02/28/18	1,050,000

				1,966,250
Financial (29.8%)
1,000,000	Deutsche Bank Capital Trust V, VRN(a)(d)	4.90%	06/30/15	1,000,000
1,300,000	Everest Reinsurance Holdings, Inc.(d)	6.60%	05/01/67	1,333,150
1,000,000	Fulton Capital Trust I Ltd.(e)	6.29%	02/01/36	992,600
2,500,000	General Electric Capital Corp., Series A(d)	7.13%	06/15/22	2,934,375

4	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value

$1,000,000	General Electric Capital Corp., Series B(d)	6.25%	12/15/22	$1,125,000
1,030,000	Goldman Sachs Group, Inc., MTN	5.25%	08/15/24	1,135,531
1,500,000	Highmark, Inc.(a)	4.75%	05/15/21	1,575,618
1,000,000	Highmark, Inc.(a)	6.13%	05/15/41	1,063,186
1,500,000	KCG Holdings, Inc.(a)	6.88%	03/15/20	1,463,250
1,094,000	KeyCorp Capital II	6.88%	03/17/29	1,234,645
1,000,000	Liberty Mutual Group, Inc.(a)(c)(d)	7.00%	03/07/67	1,025,500
2,439,000	MBIA, Inc.	6.63%	10/01/28	2,481,682
1,000,000	PNC Preferred Funding Trust II, FRN(a)(d)	1.49%	03/15/17	915,000
2,500,000	Prudential Financial, Inc.(d)	8.88%	06/15/68	2,946,875
2,000,000	Prudential Insurance Co. of America(a)	8.30%	07/01/25	2,742,954
1,000,000	Regions Financial Corp.	7.75%	09/15/24	1,243,949
2,800,000	USB Realty Corp., FRN(a)(d)	1.40%	01/15/17	2,548,000

				27,761,315
Industrials (5.1%)
230,000	ADT Corp.(c)	4.13%	04/15/19	234,313
1,260,000	Ingersoll-Rand Co.	6.39%	11/15/27	1,535,073
500,000	LSB Industries, Inc.	7.75%	08/01/19	521,250
1,000,000	Masco Corp.	5.95%	03/15/22	1,122,500
300,000	PaperWorks Industries, Inc.(a)	9.50%	08/15/19	307,500
975,000	USG Corp.(a)	5.88%	11/01/21	1,035,937

				4,756,573
Technology (2.2%)
171,000	First Data Corp.	12.63%	01/15/21	202,635
1,701,000	Freescale Semiconductor, Inc.	10.75%	08/01/20	1,849,837

				2,052,472

Total Corporate Bonds (Cost $63,928,280)				63,695,926
U.S. Treasury Obligations (6.4%)
1,995,080	Treasury Inflation Protected Security	0.13%	04/15/19	2,032,021
1,968,800	Treasury Inflation Protected Security	0.13%	07/15/24	1,968,030
2,000,000	U.S. Treasury Note	2.00%	02/15/25	2,012,656

Total U.S. Treasury Obligations (Cost $5,913,158)				6,012,707

SCHEDULE OF INVESTMENTS	5

Shares or Principal Amount		Value
Closed-End Mutual Funds (9.0%)
86,952	Alliance New York Municipal Income Fund, Inc.	$1,213,850
187,643	Diversified Real Asset Income Fund	3,400,091
16,258	Federated Enhanced Treasury Income Fund	219,646
28,289	Firsthand Technology Value Fund, Inc.(c)	405,664
29,808	MFS InterMarket Income Trust I	252,772
44,079	Montgomery Street Income Securities, Inc.(c)	744,494

Shares or Principal Amount		Value
50,154	Nuveen Global High Income Fund	$856,129
43,812	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	496,828
68,741	Western Asset/Claymore Inflation-Linked Securities & Income Fund	792,584

Total Closed-End Mutual Funds (Cost $8,386,681)		8,382,058

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations (7.1%)
$1,461,934	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, CMO	5.50%	08/25/34	$1,576,092
1,560,203	MASTR Seasoned Securitization Trust, Inc., Series 2005-1, Class 1A1, CMO	6.62%	09/25/32	1,707,822
1,927,234	Sequoia Mortgage Trust, Inc., Series 2013-10, Class B2, CMO, VRN(a)(e)	3.59%	08/25/43	1,807,990
1,489,810	Sequoia Mortgage Trust, Inc., Series 2014-4, Class B2, CMO, VRN(a)(e)	3.91%	11/25/44	1,482,202

Total Collateralized Mortgage Obligations (Cost $6,649,208)				6,574,106

Shares or Principal Amount		Value
Preferred Stocks (4.4%)
Diversified Banks (2.5%)
92,993	RBS Capital Funding Trust V, Series E	$2,282,978

Shares or Principal Amount		Value
Office REIT’s (1.9%)
67,733	Gramercy Property Trust, Inc., Series B(c)(e)	$1,788,151

Total Preferred Stocks (Cost $3,960,821)		4,071,129

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Foreign Corporate Bonds (1.7%)
Basic Materials (1.1%)
$1,000,000	Kissner Milling Co. Ltd.(a)	7.25%	06/01/19	$1,032,500

Energy (0.6%)
962,000	CHC Helicopter S.A.	9.38%	06/01/21	577,200

Total Foreign Corporate Bonds (Cost $2,077,013)				1,609,700

6	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (2.1%)
2,004,800	State Street Navigator Prime Portfolio, 0.16%	$2,004,800

Total Collateral for Securities on Loan (Cost $2,004,800)		2,004,800

Shares or Principal Amount		Value
Short-Term Investments (4.9%)
$4,562,697	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	$4,562,697

Total Short-Term Investments (Cost $4,562,697)		4,562,697
Total Investments 103.9% (Cost $97,482,658)		96,913,123
Liabilities Less Other Assets (3.9)%		(3,643,536)

Net Assets 100.0%		$93,269,587

The accompanying notes are an integral part of the financial statements.

(a)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Step Bond - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of March 31, 2015.

(c)	All or a portion of the security was on loan as of March 31, 2015.

(d)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

(e)	These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2015 was $6,070,943, which represent 6.5% of the Fund’s Net Assets.

FRN	Floating Rate Note

MTN	Medium Term Note

VRN	Variable Rate Note

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	7

ICON Bond Fund

Credit Diversification

March 31, 2015 (unaudited)

Aaa	6.4%
A3	2.9%
A-	1.8%	*
Baa1	13.9%
Baa2	6.2%
Baa3	11.7%
Ba1	15.3%
Ba2	2.8%
Ba3	1.7%
B1	5.7%
B2	3.8%
B3	5.0%
Caa1	2.8%
NR	3.5%

	83.5%

* Reflects S&P Rating of A- since a Moody’s rating is unavailable for MASTR Seasoned Security Trust 2005-1, CMO as of March 31, 2015.

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

8	SCHEDULE OF INVESTMENTS

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (85.9%)
Asset Management & Custody Banks (6.4%)
39,700	Ares Capital Corp.	$681,649
18,700	Invesco, Ltd.	742,203
25,400	Main Street Capital Corp.(a)	784,860
28,700	Triangle Capital Corp.(a)	654,647

		2,863,359
Automobile Manufacturers (4.0%)
48,200	Ford Motor Co.	777,948
20,900	Nissan Motor Co. Ltd., ADR	424,897
4,000	Toyota Motor Corp., ADR(a)	559,560

		1,762,405
Biotechnology (1.7%)
7,700	Gilead Sciences, Inc.†	755,601

Cable & Satellite (1.8%)
5,400	Time Warner Cable, Inc.	809,352

Commodity Chemicals (1.5%)
7,800	LyondellBasell Industries, Class A	684,840

Communications Equipment (2.0%)
12,500	QUALCOMM, Inc.	866,750

Computer & Electronics Retail (1.9%)
21,800	GameStop Corp., Class A(a)	827,528

Construction & Farm Machinery & Heavy Trucks (1.6%)
5,000	Cummins, Inc.	693,200

Diversified Banks (4.1%)
16,300	JPMorgan Chase & Co.	987,454
15,500	Wells Fargo & Co.	843,200

		1,830,654

Shares or Principal Amount		Value

Diversified Chemicals (1.6%)
14,800	Dow Chemical Co.	$710,104

Electric Utilities (4.0%)
16,200	ALLETE, Inc.	854,712
34,000	Great Plains Energy, Inc.	907,120

		1,761,832
Electronic Equipment & Instruments (1.8%)
73,800	Daktronics, Inc.	797,778

Gas Utilities (1.7%)
12,400	National Fuel Gas Co.	748,092

Health Care REITs (3.5%)
20,800	HCP, Inc., REIT	898,768
9,100	Ventas, Inc., REIT	664,482

		1,563,250
Home Furnishings (2.1%)
20,300	Leggett & Platt, Inc.	935,627

Home Improvement Retail (1.9%)
7,500	Home Depot, Inc.	852,075

Housewares & Specialties (2.0%)
13,200	Tupperware Brands Corp.	911,064

Insurance Brokers (2.1%)
19,800	Arthur J Gallagher & Co.	925,650

Integrated Telecommunication Services (4.2%)
20,500	BCE, Inc.	868,380
20,400	Verizon Communications, Inc.	992,052

		1,860,432
Multi-line Insurance (4.3%)
29,600	Horace Mann Educators Corp.	1,012,320

SCHEDULE OF INVESTMENTS	9

Shares or Principal Amount		Value

22,900	Kemper Corp.	$892,184

		1,904,504
Multi-Utilities (3.7%)
17,600	Black Hills Corp.	887,744
21,900	CMS Energy Corp.	764,529

		1,652,273
Oil & Gas Drilling (2.3%)
15,100	Helmerich & Payne, Inc.	1,027,857

Oil & Gas Equipment & Services (1.3%)
10,800	Bristow Group, Inc.	588,060

Oil & Gas Exploration & Production (1.2%)
49,200	Encana Corp.	548,580

Packaged Foods & Meats (2.1%)
31,900	B&G Foods, Inc.	938,817

Paper Packaging (3.5%)
15,400	Avery Dennison Corp.	814,814
9,500	Packaging Corp. of America	742,805

		1,557,619
Pharmaceuticals (2.0%)
15,100	AbbVie, Inc.	883,954

Regional Banks (6.4%)
31,300	Fifth Third Bancorp	590,005

Shares or Principal Amount		Value

63,200	First Commonwealth Financial Corp.	$568,800
32,900	Glacier Bancorp, Inc.	827,435
23,200	Webster Financial Corp.	859,560

		2,845,800
Residential REIT’s (1.3%)
7,300	Camden Property Trust, REIT	570,349

Semiconductors (1.3%)
9,800	Texas Instruments, Inc.	560,413

Soft Drinks (2.9%)
10,700	Coca-Cola Enterprises, Inc.	472,940
10,200	Dr. Pepper Snapple Group, Inc.	800,496

		1,273,436
Tobacco (1.7%)
15,200	Altria Group, Inc.	760,304

Trading Companies & Distributors (2.0%)
21,600	Fastenal Co.	894,996

Total Common Stocks (Cost $36,923,729)		38,166,555

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (5.4%)
Basic Materials (1.0%)
$400,000	Alcoa, Inc.	5.13%	10/01/24	$428,125

Energy (3.0%)
500,000	California Resources Corp.(a)(b)	6.00%	11/15/24	438,750
500,000	Chesapeake Energy Corp.(a)	5.75%	03/15/23	487,500
500,000	Denbury Resources, Inc.	4.63%	07/15/23	428,750

				1,355,000
Financial (1.4%)
500,000	Ironshore Holdings US, Inc.(b)	8.50%	05/15/20	607,179

Total Corporate Bonds (Cost $2,382,160)				2,390,304

10	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Preferred Stocks (4.3%)
Consumer Finance (1.1%)
19,600	Discover Financial Services, Series B(a)	$508,032

Diversified Banks (1.3%)
23,117	RBS Capital Funding Trust V, Series E	567,522

Industrial Machinery (1.9%)
33,300	Stanley Black & Decker, Inc.(a)	855,144

Total Preferred Stocks (Cost $1,877,105)		1,930,698
Convertible Preferred Stock (1.9%)
Diversified Banks (1.9%)
700	Wells Fargo & Co., Series L	856,100

Total Convertible Preferred Stocks (Cost $828,278)		856,100
Exchange Traded Fund (1.0%)
11,300	SPDR Barclays High Yield Bond ETF	443,186

Total Exchange Traded Funds (Cost $449,464)		443,186

Shares or Principal Amount		Value

Collateral for Securities on Loan (9.3%)
4,121,010	State Street Navigator Prime Portfolio, 0.16%	$4,121,010

Total Collateral for Securities on Loan (Cost $4,121,010)		4,121,010
Short-Term Investments (1.6%)
$693,244	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	693,244

Total Short-Term Investments (Cost $693,244)		693,244
Total Investments 109.4% (Cost $47,274,990)		48,601,097
Liabilities Less Other Assets (9.4)%		(4,181,312)

Net Assets 100.0%		$44,419,785

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2015.

(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	11

ICON Equity Income Fund

Sector Composition

March 31, 2015 (unaudited)

Financial	32.4%
Consumer Discretionary	13.7%
Utilities	9.4%
Consumer Staples	6.7%
Materials	6.6%
Industrials	5.5%
Information Technology	5.1%
Energy	4.8%
Telecommunication	4.2%
Health Care	3.7%

92.1%

Percentages are based upon common, convertible preferred and preferred stocks as a percentage of net assets.

ICON Equity Income Fund

Industry Composition

March 31, 2015 (unaudited)

Diversified Banks	7.3%
Asset Management & Custody Banks	6.4%
Regional Banks	6.4%
Multi-line Insurance	4.3%
Integrated Telecommunication Services	4.2%
Automobile Manufacturers	4.0%
Electric Utilities	4.0%
Multi-Utilities	3.7%
Health Care REITs	3.5%
Paper Packaging	3.5%
Soft Drinks	2.9%
Oil & Gas Drilling	2.3%
Home Furnishings	2.1%
Insurance Brokers	2.1%
Packaged Foods & Meats	2.1%
Communications Equipment	2.0%
Housewares & Specialties	2.0%
Pharmaceuticals	2.0%
Trading Companies & Distributors	2.0%
Computer & Electronics Retail	1.9%

Home Improvement Retail	1.9%
Industrial Machinery	1.9%
Cable & Satellite	1.8%
Electronic Equipment & Instruments	1.8%
Biotechnology	1.7%
Gas Utilities	1.7%
Tobacco	1.7%
Construction & Farm Machinery & Heavy Trucks	1.6%
Diversified Chemicals	1.6%
Commodity Chemicals	1.5%
Oil & Gas Equipment & Services	1.3%
Residential REIT’s	1.3%
Semiconductors	1.3%
Oil & Gas Exploration & Production	1.2%
Consumer Finance	1.1%

92.1%

Percentages are based upon common, convertible preferred and preferred stocks as a percentage of net assets.

12	SCHEDULE OF INVESTMENTS

ICON FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (100.2%)
Airlines (5.4%)
32,500	Alaska Air Group, Inc.	$2,150,850
35,700	Delta Air Lines, Inc.	1,605,072

		3,755,922
Asset Management & Custody Banks (2.3%)
94,900	Janus Capital Group, Inc.	1,631,331

Auto Parts & Equipment (1.5%)
16,900	BorgWarner, Inc.	1,022,112

Automobile Manufacturers (3.3%)
36,000	Thor Industries, Inc.	2,275,560

Biotechnology (10.3%)
7,200	Biogen Idec, Inc.†	3,040,128
35,900	Celgene Corp.†	4,138,552

		7,178,680
Broadcasting (6.7%)
41,500	CBS Corp., Class B	2,516,145
36,200	Discovery Communications, Inc., Class A†	1,113,512
36,200	Discovery Communications, Inc., Class C†	1,066,995

		4,696,652
Construction Materials (2.2%)
11,100	Martin Marietta Materials, Inc.	1,551,780

Consumer Finance (3.0%)
50,800	Encore Capital Group, Inc.†(a)	2,112,772

Diversified Banks (3.0%)
134,200	Bank of America Corp.	2,065,338

Electronic Components (3.2%)
27,300	Rogers Corp.†	2,244,333

Shares or Principal Amount		Value

Electronic Manufacturing Services (4.4%)
64,800	Methode Electronics, Inc.	$3,048,192

Health Care Distributors (1.9%)
5,900	McKesson Corp.	1,334,580

Home Furnishings (4.5%)
16,800	Mohawk Industries, Inc.†	3,120,600

Home Improvement Retail (6.2%)
38,200	Home Depot, Inc.	4,339,902

Hotels, Resorts & Cruise Lines (2.4%)
18,700	Wyndham Worldwide Corp.	1,691,789

Leisure Products (2.9%)
14,400	Polaris Industries, Inc.	2,031,840

Movies & Entertainment (2.6%)
26,100	Viacom, Inc., Class B	1,782,630

Paper Products (3.8%)
40,600	Clearwater Paper Corp.†	2,651,180

Pharmaceuticals (7.7%)
13,000	Jazz Pharmaceuticals PLC†	2,246,270
18,700	Perrigo Co. PLC	3,095,785

		5,342,055
Railroads (4.1%)
42,800	CSX Corp.	1,417,536
13,600	Union Pacific Corp.	1,473,016

		2,890,552
Real Estate Services (2.6%)
46,500	CBRE Group, Inc., Class A†	1,800,015

Regional Banks (2.6%)
13,800	Signature Bank†	1,788,204

SCHEDULE OF INVESTMENTS	13

Shares or Principal Amount		Value

Semiconductor Equipment (3.0%)
93,400	Applied Materials, Inc.	$2,107,104

Semiconductors (4.2%)
29,500	Skyworks Solutions, Inc.	2,899,555

Specialty Chemicals (4.5%)
24,800	Ashland, Inc.	3,157,288

Specialty Stores (1.9%)
15,900	Tractor Supply Co.	1,352,454

Total Common Stocks (Cost $58,128,496)		69,872,420

Shares or Principal Amount		Value

Collateral for Securities on Loan (2.0%)
1,363,939	State Street Navigator Prime Portfolio, 0.16%	$1,363,939

Total Collateral for Securities on Loan (Cost $1,363,939)		1,363,939
Total Investments 102.2% (Cost $59,492,435)		71,236,359
Liabilities Less Other Assets (2.2)%		(1,499,773)

Net Assets 100.0%		$69,736,586

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2015.

14	SCHEDULE OF INVESTMENTS

ICON Fund

Sector Composition

March 31, 2015 (unaudited)

Consumer Discretionary	32.0%
Health Care	19.9%
Information Technology	14.8%
Financial	13.5%
Industrials	9.5%
Materials	10.5%

100.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

March 31, 2015 (unaudited)

Biotechnology	10.3%
Pharmaceuticals	7.7%
Broadcasting	6.7%
Home Improvement Retail	6.2%
Airlines	5.4%
Home Furnishings	4.5%
Specialty Chemicals	4.5%
Electronic Manufacturing Services	4.4%
Semiconductors	4.2%
Railroads	4.1%
Paper Products	3.8%
Automobile Manufacturers	3.3%
Electronic Components	3.2%
Consumer Finance	3.0%
Diversified Banks	3.0%

Semiconductor Equipment	3.0%
Leisure Products	2.9%
Movies & Entertainment	2.6%
Real Estate Services	2.6%
Regional Banks	2.6%
Hotels, Resorts & Cruise Lines	2.4%
Asset Management & Custody Banks	2.3%
Construction Materials	2.2%
Health Care Distributors	1.9%
Specialty Stores	1.9%
Auto Parts & Equipment	1.5%

100.2%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	15

ICON HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Corporate Bonds (73.8%)
Communications (24.8%)
$50,000	CCO Holdings LLC / CCO Holdings Capital Corp.	7.25%	10/30/17	$52,125
25,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(a)	6.38%	09/15/20	26,344
23,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(a)	5.13%	12/15/21	22,971
30,000	Goodman Networks, Inc.	12.13%	07/01/18	27,900
45,000	Level 3 Financing, Inc.	8.63%	07/15/20	48,769
25,000	Sprint Communications, Inc.	6.00%	11/15/22	23,750
50,000	Windstream Corp.	8.13%	09/01/18	52,312

				254,171
Consumer, Non-cyclical (17.5%)
18,000	Brightstar Corp.(a)	7.25%	08/01/18	19,215
50,000	DaVita HealthCare Partners, Inc.	6.63%	11/01/20	52,375
18,000	inVentiv Health, Inc.(a)	9.00%	01/15/18	18,900
52,000	MDC Holdings, Inc.	5.50%	01/15/24	50,700
15,000	Prospect Medical Holdings, Inc.(a)	8.38%	05/01/19	15,937
20,000	Salix Pharmaceuticals Ltd.(a)	6.50%	01/15/21	22,175

				179,302
Energy (5.3%)
15,000	Chesapeake Energy Corp.	5.75%	03/15/23	14,625
25,000	Denbury Resources, Inc.	4.63%	07/15/23	21,438
18,000	United Refining Co.	10.50%	02/28/18	18,900

				54,963
Financial (6.3%)
15,000	Highmark, Inc.(a)	4.75%	05/15/21	15,756
50,000	KCG Holdings, Inc.(a)	6.88%	03/15/20	48,775

				64,531
Industrials (14.7%)
35,000	ADT Corp.	4.13%	04/15/19	35,656
20,000	Case New Holland Industrial, Inc.	7.88%	12/01/17	22,156
20,000	LSB Industries, Inc.	7.75%	08/01/19	20,850
15,000	PaperWorks Industries, Inc.(a)	9.50%	08/15/19	15,375
53,000	USG Corp.(a)	5.88%	11/01/21	56,313

				150,350

16	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Technology (5.2%)
$45,000	First Data Corp.	12.63%	01/15/21	$53,325

Total Corporate Bonds (Cost $761,300)				756,642

Shares or Principal Amount		Value
Closed-End Mutual Funds (10.1%)
1,287	Alliance New York Municipal Income Fund, Inc.	$17,967
3,700	Deutsche Global High Income Fund, Inc.	30,895
1,503	Diversified Real Asset Income Fund	27,234
1,599	Nuveen Global High Income Fund	27,295

Total Closed-End Mutual Funds (Cost $101,616)		103,391

Shares or Principal Amount		Value
Preferred Stock (4.8%)
Diversified Banks (4.8%)
2,004	RBS Capital Funding Trust V, Series E	$49,198

Total Preferred Stocks (Cost $48,664)		49,198

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Foreign Corporate Bonds (5.8%)
Communications (1.8%)
$18,000	Intelsat Jackson Holdings S.A.	7.25%	04/01/19	$18,657

Energy (1.5%)
26,000	CHC Helicopter S.A.	9.38%	06/01/21	15,600

Materials (2.5%)
25,000	Kissner Milling Co. Ltd.(a)	7.25%	06/01/19	25,813

Total Foreign Corporate Bonds (Cost $72,223)				60,070
Total Investments 94.5% (Cost $983,803)				969,301
Other Assets Less Liabilities 5.5%				56,184

Net Assets 100.0%				$1,025,485

The accompanying notes are an integral part of the financial statements.

(a)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

SCHEDULE OF INVESTMENTS	17

ICON High Yield Bond Fund

Credit Diversification

March 31, 2015 (unaudited)

Baa3	1.5%
Ba1	10.4%
Ba2	3.5%
Ba3	2.0%
B1	27.7%
B2	9.7%
B3	18.1%
Caa1	6.7%

79.6%

Percentages are based upon corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

18	SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.8%)
Asset Management & Custody Banks (2.8%)
66,600	Janus Capital Group, Inc.	$1,144,854

Automobile Manufacturers (2.8%)
18,300	Thor Industries, Inc.(x)	1,156,743

Biotechnology (11.9%)
3,300	Biogen Idec, Inc.†	1,393,392
14,600	Celgene Corp.†	1,683,088
23,600	Ligand Pharmaceuticals, Inc.†(a)	1,819,796

		4,896,276
Broadcasting (5.6%)
22,500	CBS Corp., Class B	1,364,175
15,600	Discovery Communications, Inc., Class A†	479,856
15,600	Discovery Communications, Inc., Class C†	459,810

		2,303,841
Construction Materials (1.2%)
3,500	Martin Marietta Materials, Inc.	489,300

Consumer Finance (3.2%)
31,600	Encore Capital Group, Inc.†(a)	1,314,244

Data Processing & Outsourced Services (2.8%)
13,300	Mastercard, Inc., Class A(x)	1,148,987

Diversified Banks (2.8%)
75,100	Bank of America Corp.	1,155,789

Electronic Components (4.2%)
21,200	Rogers Corp.†	1,742,852

Shares or Principal Amount		Value

Electronic Manufacturing Services (5.5%)
48,200	Methode Electronics, Inc.	$2,267,328

Health Care Distributors (2.6%)
4,800	McKesson Corp.	1,085,760

Home Furnishings (3.9%)
8,700	Mohawk Industries, Inc.†	1,616,025

Home Improvement Retail (4.8%)
17,300	Home Depot, Inc.	1,965,453

Hotels, Resorts & Cruise Lines (2.7%)
12,400	Wyndham Worldwide Corp.	1,121,828

Housewares & Specialties (2.8%)
21,600	Jarden Corp.†	1,142,640

IT Consulting & Other Services (3.3%)
22,200	Cognizant Technology Solutions Corp., Class A† (x)	1,385,058

Leisure Products (2.6%)
7,700	Polaris Industries, Inc.	1,086,470

Paper Products (3.3%)
20,900	Clearwater Paper Corp.†	1,364,770

Pharmaceuticals (6.8%)
6,800	Jazz Pharmaceuticals PLC†	1,174,972
9,800	Perrigo Co. PLC	1,622,390

		2,797,362
Railroads (3.7%)
22,000	CSX Corp.	728,640
7,700	Norfolk Southern Corp.	792,484

		1,521,124

Real Estate Services (2.2%)
23,500	CBRE Group, Inc., Class A†	909,685

SCHEDULE OF INVESTMENTS	19

Shares or Principal Amount		Value

Regional Banks (2.9%)
9,300	Signature Bank†	$1,205,094

Semiconductor Equipment (3.0%)
54,900	Applied Materials, Inc.	1,238,544

Semiconductors (4.0%)
16,900	Skyworks Solutions, Inc.	1,661,101

Specialty Chemicals (4.2%)
13,600	Ashland, Inc.	1,731,416

Specialty Stores (3.2%)
15,400	Tractor Supply Co.	1,309,924

Total Common Stocks (Cost $32,688,892)		40,762,468

Shares or Principal Amount		Value

Collateral for Securities on Loan (6.0%)
2,479,870	State Street Navigator Prime Portfolio, 0.16%	$2,479,870

Total Collateral for Securities on Loan (Cost $2,479,870)		2,479,870
Short-Term Investments (0.4%)
$177,539	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	177,539

Total Short-Term Investments (Cost $177,539)		177,539
Total Investments 105.2% (Cost $35,346,301)		43,419,877
Liabilities Less Other Assets (5.2)%		(2,133,236)

Net Assets 100.0%		$41,286,641

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(x)	All or a portion of the security is pledged as collateral for securities sold short.

(a)	All or a portion of the security was on loan as of March 31, 2015.

20	SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

MARCH 31, 2015 (UNAUDITED)

Shares	Short Security	Value
Integrated Telecommunication Services ((1.9)%)
225,000	Cincinnati Bell, Inc.†	$794,250

Total Securities Sold Short (Proceeds $803,622)		$794,250

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS	21

ICON Long/Short Fund

Sector Composition

March 31, 2015 (unaudited)

Consumer Discretionary	28.4%
Information Technology	22.8%
Health Care	21.3%
Financial	13.9%
Materials	8.7%
Industrials	3.7%

98.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund

Industry Composition

March 31, 2015 (unaudited)

Biotechnology	11.9%
Pharmaceuticals	6.8%
Broadcasting	5.6%
Electronic Manufacturing Services	5.5%
Home Improvement Retail	4.8%
Electronic Components	4.2%
Specialty Chemicals	4.2%
Semiconductors	4.0%
Home Furnishings	3.9%
Railroads	3.7%
IT Consulting & Other Services	3.3%
Paper Products	3.3%
Consumer Finance	3.2%
Specialty Stores	3.2%
Semiconductor Equipment	3.0%
Regional Banks	2.9%

Asset Management & Custody Banks	2.8%
Automobile Manufacturers	2.8%
Data Processing & Outsourced Services	2.8%
Diversified Banks	2.8%
Housewares & Specialties	2.8%
Hotels, Resorts & Cruise Lines	2.7%
Health Care Distributors	2.6%
Leisure Products	2.6%
Real Estate Services	2.2%
Construction Materials	1.2%

98.8%

Percentages are based upon common stocks as a percentage of net assets.

22	SCHEDULE OF INVESTMENTS

ICON OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (100.3%)
Aerospace & Defense (3.1%)
5,449	Curtiss-Wright Corp.	$402,899

Asset Management & Custody Banks (3.1%)
23,000	Janus Capital Group, Inc.	395,370

Auto Parts & Equipment (1.9%)
4,800	Dorman Products, Inc.†	238,800

Automobile Manufacturers (4.6%)
9,401	Thor Industries, Inc.	594,237

Biotechnology (5.9%)
9,931	Ligand Pharmaceuticals, Inc.†	765,779

Construction & Farm Machinery & Heavy Trucks (3.0%)
30,900	Meritor, Inc.†	389,649

Consumer Finance (5.2%)
8,873	Encore Capital Group, Inc.†	369,028
5,453	PRA Group, Inc.†	296,207

		665,235
Data Processing & Outsourced Services (1.3%)
4,400	Total System Services, Inc.	167,860

Diversified Chemicals (2.6%)
8,100	LSB Industries, Inc.†	334,773

Electronic Components (2.6%)
4,160	Rogers Corp.†	341,994

Electronic Equipment & Instruments (6.6%)
4,894	Coherent, Inc.†	317,914
16,500	Daktronics, Inc.	178,365
4,665	FEI Co.	356,126

		852,405

Shares or Principal Amount		Value

Electronic Manufacturing Services (5.3%)
14,618	Methode Electronics, Inc.	$687,631

Health Care Equipment (2.4%)
11,900	Exactech, Inc.†	304,997

Health Care Facilities (2.1%)
3,800	Acadia Healthcare Co., Inc.†	272,080

Health Care Supplies (1.9%)
4,600	Align Technology, Inc.†	247,411

Homefurnishing Retail (2.3%)
11,900	Haverty Furniture Cos., Inc.	296,072

Industrial Machinery (1.0%)
2,100	Crane Co.	131,061

Insurance Brokers (2.0%)
7,700	Brown & Brown, Inc.	254,947

Internet Retail (3.0%)
19,100	Nutrisystem, Inc.	381,618

Internet Software & Services (2.3%)
4,514	j2 Global, Inc.	296,480

Leisure Products (2.4%)
6,000	Brunswick Corp.	308,700

Life Sciences Tools & Services (4.5%)
14,800	Cambrex Corp.†	586,524

Multi-line Insurance (1.5%)
5,700	Horace Mann Educators Corp.	194,940

Packaged Foods & Meats (2.2%)
20,100	Landec Corp.†	280,395

Paper Packaging (2.7%)
6,600	Avery Dennison Corp.	349,206

SCHEDULE OF INVESTMENTS	23

Shares or Principal Amount		Value

Paper Products (3.8%)
7,566	Clearwater Paper Corp.†	$494,060

Pharmaceuticals (2.8%)
5,425	Lannett Co., Inc.†	367,327

Real Estate Services (2.9%)
5,800	FirstService Corp.	375,376

Restaurants (4.0%)
2,867	Buffalo Wild Wings, Inc.†	519,615

Semiconductor Equipment (3.1%)
20,992	Teradyne, Inc.	395,699

Semiconductors (2.3%)
8,500	Microsemi Corp.†	300,900

Shares or Principal Amount		Value

Specialty Chemicals (5.9%)
5,369	HB Fuller Co.	$230,169
7,333	Minerals Technologies, Inc.	536,042

		766,211

Total Common Stocks (Cost $11,594,307)		12,960,251
Total Investments 100.3% (Cost $11,594,307)		12,960,251
Liabilities Less Other Assets (0.3)%		(39,178)

Net Assets 100.0%		$12,921,073

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

24	SCHEDULE OF INVESTMENTS

ICON Opportunities Fund

Sector Composition

March 31, 2015 (unaudited)

Information Technology	23.5%
Health Care	19.6%
Consumer Discretionary	18.2%
Materials	17.2%
Financial	14.7%
Industrials	7.1%

100.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Industry Composition

March 31, 2015 (unaudited)

Electronic Equipment & Instruments	6.6%
Biotechnology	5.9%
Specialty Chemicals	5.9%
Electronic Manufacturing Services	5.3%
Consumer Finance	5.2%
Automobile Manufacturers	4.6%
Life Sciences Tools & Services	4.5%
Restaurants	4.0%
Paper Products	3.8%
Aerospace & Defense	3.1%
Asset Management & Custody Banks	3.1%
Semiconductor Equipment	3.1%
Construction & Farm Machinery & Heavy Trucks	3.0%
Internet Retail	3.0%
Real Estate Services	2.9%
Pharmaceuticals	2.8%
Paper Packaging	2.7%

Diversified Chemicals	2.6%
Electronic Components	2.6%
Health Care Equipment	2.4%
Leisure Products	2.4%
Homefurnishing Retail	2.3%
Internet Software & Services	2.3%
Semiconductors	2.3%
Packaged Foods & Meats	2.2%
Health Care Facilities	2.1%
Insurance Brokers	2.0%
Auto Parts & Equipment	1.9%
Health Care Supplies	1.9%
Multi-line Insurance	1.5%
Data Processing & Outsourced Services	1.3%
Industrial Machinery	1.0%

100.3%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	25

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (61.7%)
Consumer Discretionary (11.0%)
6,300	BorgWarner, Inc.	$381,024
6,200	CBS Corp., Class B	375,906
500	Chipotle Mexican Grill, Inc.†	325,270
2,800	Comcast Corp., Class A	158,116
2,200	Delphi Automotive plc	175,428
8,000	Gentherm, Inc.†	404,080
8,000	Gildan Activewear, Inc.	236,160
4,000	Home Depot, Inc.[x]	454,440
5,000	Jarden Corp.†	264,500
3,500	Macy’s, Inc.	227,185
3,400	Starbucks Corp.	321,980
3,500	Walt Disney Co.	367,115

		3,691,204
Consumer Staples (1.2%)
1,900	Reynolds American, Inc.[x]	130,929
7,000	Tyson Foods, Inc., Class A	268,100

		399,029
Energy (2.9%)
4,000	Bristow Group, Inc.	217,800
1,500	EQT Corp.[x]	124,305
2,100	Oceaneering International, Inc.	113,253
2,600	Range Resources Corp.[x]	135,304
3,600	Schlumberger, Ltd.	300,384
2,000	Whiting Petroleum Corp.†	61,800

		952,846
Financial (12.9%)
7,500	Arthur J Gallagher & Co.	350,625
10,000	Bank of America Corp.	153,900
14,000	CBRE Group, Inc., Class A†	541,940

Shares or Principal Amount		Value
7,900	Discover Financial Services[x]	$445,165
8,900	Encore Capital Group, Inc.†(a)	370,151
7,600	Invesco, Ltd.	301,644
3,000	Jones Lang LaSalle, Inc.	511,200
4,300	Signature Bankx†	557,194
5,000	SVB Financial Group†	635,200
6,000	Waddell & Reed Financial, Inc., Class A	297,240
3,000	Wells Fargo & Co.	163,200

		4,327,459
Health Care (8.0%)
5,000	AbbVie, Inc.	292,700
2,100	Actavis PLC†	625,002
1,000	Biogen Idec, Inc.†	422,240
3,200	Gilead Sciences, Inc.†	314,016
2,000	Jazz Pharmaceuticals PLC†	345,580
3,000	McKesson Corp.[x]	678,600

		2,678,138
Industrials (6.4%)
2,973	Curtiss-Wright Corp.	219,824
14,000	Delta Air Lines, Inc.[x]	629,440
1,900	Genesee & Wyoming, Inc., Class A†	183,236
1,100	Precision Castparts Corp.	231,000
5,000	Ryder System, Inc.	474,450
3,800	Union Pacific Corp.[x]	411,578

		2,149,528
Information Technology (11.8%)
4,400	Accenture PLC, Class A	412,236
1,800	Alliance Data Systems Corp.†	533,250
3,900	Apple, Inc.	485,277
13,000	Applied Materials, Inc.	293,280

26	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
1,500	DST Systems, Inc.	$166,065
6,000	Facebook, Inc., Class Ax†	493,290
500	Google, Inc., Class C†	274,000
5,000	Mastercard, Inc., Class Ax	431,950
11,000	Micron Technology, Inc.†	298,430
3,100	Synaptics, Inc.†	252,045
4,400	Visa, Inc., Class A	287,804

		3,927,627
Materials (5.4%)
4,000	Ashland, Inc.	509,240
2,000	Clearwater Paper Corp.†	130,600
3,000	Eagle Materials, Inc.	250,680

Shares or Principal Amount		Value
2,800	LyondellBasell Industries, Class Ax	$245,840
7,300	Methanex Corp.[x]	391,061
2,500	Monsanto Co.	281,350

		1,808,771
Telecommunication (0.6%)
4,000	Verizon Communications, Inc.	194,520

Utilities (1.5%)
2,700	Atmos Energy Corp.	149,310
6,200	CMS Energy Corp.	216,442
2,600	Laclede Group, Inc.	133,172

		498,924

Total Common Stocks (Cost $18,770,826)		20,628,046

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (21.2%)
Communications (2.7%)
$225,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(b)	6.38%	09/15/20	$237,094
400,000	Clearwire Communications LLC / Clearwire Finance, Inc.(b)	14.75%	12/01/16	478,000
150,000	Goodman Networks, Inc.(c)	12.13%	07/01/18	139,500
50,000	Windstream Corp.	8.13%	09/01/18	52,312

				906,906
Consumer Staples (1.2%)
328,000	Altria Group, Inc.	9.25%	08/06/19	420,851

Consumer, Non-cyclical (4.2%)
150,000	Brightstar Corp.(b)	7.25%	08/01/18	160,125
100,000	DaVita HealthCare Partners, Inc.	6.63%	11/01/20	104,750
300,000	Hospira, Inc.	5.80%	08/12/23	361,276
525,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	556,279
100,000	MDC Holdings, Inc.	5.50%	01/15/24	97,500
100,000	Salix Pharmaceuticals Ltd.(b)(c)	6.50%	01/15/21	110,875

				1,390,805
Energy (1.0%)
100,000	Chesapeake Energy Corp.(a)	5.75%	03/15/23	97,500
100,000	Denbury Resources, Inc.	4.63%	07/15/23	85,750
150,000	United Refining Co.	10.50%	02/28/18	157,500

				340,750

SCHEDULE OF INVESTMENTS	27

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Financial (10.5%)
$355,000	AIG Retirement	8.13%	04/28/23	$468,294
378,000	City National Corp.	5.25%	09/15/20	433,377
100,000	Deutsche Bank Capital Trust V, VRN(b)(d)	4.90%	06/30/15	100,000
100,000	Everest Reinsurance Holdings, Inc.(d)	6.60%	05/01/67	102,550
170,000	Highmark, Inc.(b)	4.75%	05/15/21	178,570
225,000	Highmark, Inc.(b)	6.13%	05/15/41	239,217
150,000	KCG Holdings, Inc.(b)	6.88%	03/15/20	146,325
250,000	Liberty Mutual Group, Inc.(b)(d)	7.00%	03/07/67	256,375
151,000	PNC Preferred Funding Trust II, FRN(b)(d)	1.49%	03/15/17	138,165
500,000	Prudential Financial, Inc.(d)	8.88%	06/15/68	589,375
500,000	Prudential Insurance Co. of America(b)	8.30%	07/01/25	685,739
200,000	USB Realty Corp., FRN(b)(d)	1.40%	01/15/17	182,000

				3,519,987
Industrials (1.4%)
110,000	Ingersoll-Rand Co.	6.39%	11/15/27	134,014
50,000	LSB Industries, Inc.	7.75%	08/01/19	52,125
250,000	Masco Corp.	5.95%	03/15/22	280,625

				466,764
Technology (0.2%)
50,000	First Data Corp.	12.63%	01/15/21	59,250

Total Corporate Bonds (Cost $7,150,725)				7,105,313
U.S. Treasury Obligations (7.6%)
295,320	Treasury Inflation Protected Security	0.13%	07/15/24	295,205
199,508	Treasury Inflation Protected Security	0.13%	04/15/19	203,202
500,000	U.S. Treasury Note	2.13%	09/30/21	514,375
500,000	U.S. Treasury Note	2.25%	11/15/24	514,023
500,000	U.S. Treasury Note	1.00%	09/15/17	503,438
500,000	U.S. Treasury Note	2.00%	02/15/25	503,164

Total U.S. Treasury Obligations (Cost $2,486,816)				2,533,407

Shares or Principal Amount		Value
Closed-End Mutual Funds (3.3%)
7,981	Alliance New York Municipal Income Fund, Inc.	$111,415
1,062	BlackRock Enhanced Government Fund, Inc.	14,730
15,233	Deutsche Global High Income Fund, Inc.	127,196
17,112	Diversified Real Asset Income Fund	310,069
3,617	Federated Enhanced Treasury Income Fund	48,866
2,813	Firsthand Technology Value Fund, Inc.	40,338
5,180	LMP Real Estate Income Fund, Inc.	67,444

28	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
2,762	MFS InterMarket Income Trust I	$23,422
3,577	Montgomery Street Income Securities, Inc.	60,415
8,396	Nuveen Global High Income Fund	143,320
6,342	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	71,918
6,467	Western Asset/Claymore Inflation-Linked Securities & Income Fund	74,564

Total Closed-End Mutual Funds (Cost $1,112,241)		1,093,697

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (2.1%)
472,789	MASTR Seasoned Securitization Trust, Inc., Series 2005-1, Class 1A1, CMO	6.62%	09/25/32	$517,522
192,723	Sequoia Mortgage Trust, Inc., Series 2013-10, Class B2, CMO, VRN(b)(e)	3.59%	08/25/43	180,799

Total Collateralized Mortgage Obligations (Cost $706,198)				698,321
Preferred Stocks (1.2%)
Diversified Banks (0.8%)
10,505	RBS Capital Funding Trust V, Series E			257,898

Office REIT’s (0.4%)
5,700	Gramercy Property Trust, Inc., Series B(e)			150,480

Total Preferred Stocks (Cost $397,894)				408,378
Foreign Corporate Bonds (0.5%)
Basic Materials (0.3%)
100,000	Kissner Milling Co. Ltd.(b)	7.25%	06/01/19	103,250

Energy (0.2%)
100,750	CHC Helicopter S.A.	9.38%	06/01/21	60,450

Total Foreign Corporate Bonds (Cost $211,297)				163,700

Underlying Security/ Expiration Date/ Exercise Price	Contracts*	Value
Put Options Purchased (0.2%)
S+P 500 Index, April 2015, 2,000.00	20	$15,700
S+P 500 Index, April 2015, 1,900.00	15	1,950
S+P 500 Index, April 2015, 1,950.00	10	3,050

Underlying Security/ Expiration Date/ Exercise Price	Contracts*	Value
S+P 500 Index, June 2015, 1,900.00	5	$9,925
S+P 500 Index, May 2015, 2,000.00	10	22,950

Total Put Options Purchased (Cost $138,719)		53,575

SCHEDULE OF INVESTMENTS	29

Shares or Principal Amount		Value
Collateral for Securities on Loan (1.4%)
480,225	State Street Navigator Prime Portfolio, 0.16%	$480,225

Total Collateral for Securities on Loan (Cost $480,225)		480,225
Short-Term Investments (5.8%)
$1,937,772	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	1,937,772

Shares or Principal Amount	Value
Total Short-Term Investments (Cost $1,937,772)	$1,937,772
Total Investments 105.0% (Cost $33,392,713)	35,102,434
Liabilities Less Other Assets (5.0)%	(1,672,684)

Net Assets 100.0%	$33,429,750

The accompanying notes are an integral part of the financial statements.

*	All options have 100 shares per contract.

x	All or a portion of the security is pledged as collateral for call options written.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2015.

(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Step Bond - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of March 31, 2015.

(d)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

(e)	These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2015 was $331,279, which represent 1.0% of the Fund’s Net Assets.

FRN	Floating Rate Note

REIT	Real Estate Investment Trust

VRN	Variable Rate Note

30	SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF WRITTEN CALL OPTIONS

MARCH 31, 2015 (UNAUDITED)

Underlying Security/ Expiration Date/ Exercise Price	Contracts*	Value
S+P 500 Index, June 2015, 2,175.00	5	$3,975
S+P 500 Index, May 2015, 2,150.00	5	2,450

Total Options Written (Premiums received $11,526)		$6,425

The accompanying notes are an integral part of the financial statements.

*	All options have 100 shares per contract.

SCHEDULE OF INVESTMENTS	31

ICON Risk-Managed Balanced Fund

Sector Composition

March 31, 2015 (unaudited)

Financial	14.1%
Information Technology	11.8%
Consumer Discretionary	11.0%
Health Care	8.0%
Industrials	6.4%
Materials	5.4%
Energy	2.9%
Utilities	1.5%
Consumer Staples	1.2%
Telecommunication	0.6%

62.9%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Industry Composition

March 31, 2015 (unaudited)

Data Processing & Outsourced Services	4.3%
Pharmaceuticals	3.8%
Regional Banks	3.6%
Real Estate Services	3.1%
Auto Parts & Equipment	2.8%
Consumer Finance	2.4%
Internet Software & Services	2.3%
Biotechnology	2.2%
Health Care Distributors	2.0%
Restaurants	2.0%
Airlines	1.9%
Commodity Chemicals	1.9%
Oil & Gas Equipment & Services	1.9%
Asset Management & Custody Banks	1.8%
Diversified Banks	1.8%
Railroads	1.7%
Semiconductors	1.7%

Specialty Chemicals	1.5%
Aerospace & Defense	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Trucking	1.4%
Home Improvement Retail	1.3%
IT Consulting & Other Services	1.2%
Broadcasting	1.1%
Movies & Entertainment	1.1%
Insurance Brokers	1.0%
Oil & Gas Exploration & Production	1.0%
Other Industries (each less than 1%)	9.3%

62.9%

Percentages are based upon common and preferred stocks as a percentage of net assets.

32	SCHEDULE OF INVESTMENTS

ICON Risk-Managed Balanced Fund

Credit Diversification

March 31, 2015 (unaudited)

Aaa	7.6%
A3	3.4%
A-	1.6%	*
Baa1	3.1%
Baa2	2.5%
Baa3	4.1%
Ba1	3.6%
Ba2	0.8%
Ba3	0.5%
B1	1.1%
B2	0.8%
B3	1.4%
Caa1	0.4%
NR	0.5%

	31.4%

* Reflects S&P Rating of A- since a Moody’s rating is unavailable for MASTR Seasoned Security Trust 2005-1, CMO as of March 31, 2015.

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

SCHEDULE OF INVESTMENTS	33

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2015 (UNAUDITED)

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund	ICON High Yield Bond Fund
Assets
Investments, at cost	$97,482,658	$47,274,990	$59,492,435	$983,803

Investments, at value†	96,913,123	48,601,097	71,236,359	969,301
Foreign currency, at value(a)	-	2	-	-
Cash	56,982	2,859	119,203	21,178
Receivables:
Fund shares sold	254,996	118,023	41,901	-
Investments sold	1,355,317	1,488,906	-	32,383
Interest	1,181,990	47,978	-	-
Dividends	32,935	106,135	26,279	15,776
Expense reimbursements due from Adviser	39,064	2,452	1,323	18,962
Foreign tax reclaims	-	3,056	476	-
Other assets	27,378	27,430	23,196	1

Total Assets	99,861,785	50,397,938	71,448,737	1,057,601

Liabilities
Payables:
Due to custodian bank	-	–	114,361	11,334
Expense recoupment due to adviser	-	6,085	-	-
Investments purchased	4,159,280	1,675,938	-	-
Payable for collateral received on securities loaned	2,004,800	4,121,010	1,363,939	-
Fund shares redeemed	280,990	73,946	135,719	9,691
Distributions due to shareholders	49,154	34,085	-	1,675
Advisory fees	47,350	28,590	45,101	576
Accrued distribution fees	4,569	8,841	16,984	-
Fund accounting fees	3,098	1,482	2,276	34
Transfer agent fees	15,193	5,421	10,007	1,003
Administration fees	3,946	1,906	3,007	44
Trustee fees	3,283	1,047	2,374	10
Accrued expenses	20,535	19,802	18,383	7,749

Total Liabilities	6,592,198	5,978,153	1,712,151	32,116

Net Assets - all share classes	$93,269,587	$44,419,785	$69,736,586	$1,025,485

Net Assets - Class S	$81,029,392	$23,588,854	$43,479,190	$-

Net Assets - Class C	$3,964,338	$6,931,639	$17,605,497	$-

Net Assets - Class A	$8,275,857	$13,899,292	$8,651,899	$-

34	FINANCIAL STATEMENTS

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund	ICON High Yield Bond Fund
Net Assets Consist of
Paid-in capital	$95,286,786	$63,575,646	$79,630,154	$1,078,655
Accumulated undistributed net investment income/(loss)	(26,085)	17,375	(368,572)	(15,012)
Accumulated undistributed net realized gain/(loss)	(1,421,579)	(20,499,361)	(21,268,920)	(23,656)
Unrealized appreciation/(depreciation)	(569,535)	1,326,125	11,743,924	(14,502)

Net Assets	$93,269,587	$44,419,785	$69,736,586	$1,025,485

Shares outstanding (unlimited shares authorized, no par value)	-	-	-	108,172
Class S	8,541,765	1,502,754	2,660,949	-
Class C	416,175	438,967	1,197,061	-
Class A	875,478	890,025	556,731	-
Net asset value (offering and redemption price per share)	$-	$-	$-	$9.48
Class S	$9.49	$15.70	$16.34	$-
Class C	$9.53	$15.79	$14.71	$-
Class A	$9.45	$15.62	$15.54	$-
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$9.92	$16.57	$16.49	$-

† Includes securities on loan of	$1,900,895	$4,004,564	$1,326,929	$-

(a) Foreign currency, at cost	$-	$2	$-	$-

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	35

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

MARCH 31, 2015 (UNAUDITED)

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund
Assets
Investments, at cost	$35,346,301	$11,594,307	$33,392,713

Investments, at value†	43,419,877	12,960,251	35,102,434
Deposits for Short Sales	1,124,840	-	-
Cash	-	16	1,225
Cash due from prime broker	-	-	6,896
Receivables:
Fund shares sold	106,222	269	12,119
Investments sold	-	-	75,560
Interest	-	-	125,502
Dividends	6,180	1,641	14,044
Expense reimbursements due from Adviser	6,585	3,218	13,564
Other assets	18,990	8,322	20,920

Total Assets	44,682,694	12,973,717	35,372,264

Liabilities
Options written, at value (premiums received $11,526)	-	-	6,425
Securities sold short, at value (proceeds of $803,622)	794,250	-	-
Payables:
Due to custodian bank	-	1,000	-
Due to prime broker	8,489	-	-
Expense recoupment due to adviser	418	2,362	-
Investments purchased	-	-	1,310,269
Payable for collateral received on securities loaned	2,479,870	-	480,225
Fund shares redeemed	31,127	25,481	57,362
Distributions due to shareholders	-	-	1,713
Advisory fees	29,676	8,134	21,162
Accrued distribution fees	8,596	-	11,153
Fund accounting fees	1,325	409	1,099
Transfer agent fees	19,180	2,267	19,657
Administration fees	1,745	542	1,411
Trustee fees	1,284	416	1,292
Accrued expenses	20,093	12,033	30,746

Total Liabilities	3,396,053	52,644	1,942,514

Net Assets - all share classes	$41,286,641	$12,921,073	$33,429,750

Net Assets - Class S	$23,083,437	$-	$12,706,587

Net Assets - Class C	$7,503,062	$-	$10,761,256

Net Assets - Class A	$10,700,142	$-	$9,961,907

36	FINANCIAL STATEMENTS

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund
Net Assets Consist of
Paid-in capital	$91,624,928	$12,108,356	$45,240,677
Accumulated undistributed net investment income/(loss)	(374,147)	(47,432)	24,714
Accumulated undistributed net realized gain/(loss)	(58,047,088)	(505,795)	(13,550,463)
Unrealized appreciation/(depreciation)	8,082,948	1,365,944	1,714,822

Net Assets	$41,286,641	$12,921,073	$33,429,750

Shares outstanding (unlimited shares authorized, no par value)	-	891,920	-
Class S	1,097,128	-	860,974
Class C	394,424	-	792,525
Class A	521,464	-	691,494
Net asset value (offering and redemption price per share)	$-	$14.49	$-
Class S	$21.04	$-	$14.76
Class C	$19.02	$-	$13.58
Class A	$20.52	$-	$14.41
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$21.77	$-	$15.29

† Includes securities on loan of	$2,441,525	$-	$467,651

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	37

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2015 (UNAUDITED)

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund
Investment Income
Interest	$1,822,982	$27,878	$4,560
Dividends	635,702	895,144	302,124
Income from securities lending, net	12,001	41,051	6,059
Foreign taxes withheld	–	(11,274)	–

Total Investment Income	2,470,685	952,799	312,743

Expenses
Advisory fees	282,939	158,114	259,623
Distribution fees:
Class C	14,227	31,324	87,000
Class A	7,372	17,992	10,464
Fund accounting fees	9,431	4,216	6,923
Transfer agent fees	39,950	23,913	42,230
Administration fees	23,578	10,541	17,308
Custody fees	4,452	2,014	1,239
Registration fees:	–	–	–
Class S	6,558	2,355	4,710
Class C	5,995	5,639	6,756
Class A	4,036	7,102	5,675
Insurance expense	5,385	1,305	2,168
Trustee fees and expenses	5,671	2,087	4,165
Organizational Expenses	–	–	–
Audit and tax service expense	15,247	16,272	12,817
Interest expense	100	49	2,864
Recoupment of previously reimbursed expenses	–	12,848	767
Prime broker expense	–	–	–
Other expenses	25,116	11,649	19,439

Total expenses before expense reimbursement	450,057	307,420	484,148
Expense reimbursement by Adviser due to expense limitation agreement	(74,684)	(5,073)	(2,531)

Net Expenses	375,373	302,347	481,617

Net Investment Income/(Loss)	2,095,312	650,452	(168,874)

Net Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	(1,125,383)	1,641,781	(259,821)
Foreign currency	–	(1,367)	–
Written options	–	–	–
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(250,645)	796,933	8,429,128
Written options	–	–	–
Securities sold short	–	–	–

Net realized and unrealized gain/(loss)	(1,376,028)	2,437,347	8,169,307

Net Increase/(Decrease) in Net Assets Resulting From Operations	$719,284	$3,087,799	$8,000,433

The accompanying notes are an integral part of the financial statements.

38	FINANCIAL STATEMENTS

ICON High Yield Bond Fund	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund

$23,730	$457	$1	$185,064
4,121	136,130	45,359	185,199
–	5,043	–	1,031
–	–	(250)	(355)

27,851	141,630	45,110	370,939

2,944	162,369	46,129	113,573

–	35,912	–	50,463
–	13,618	–	9,733
91	3,821	1,230	3,029
1,779	37,761	7,406	32,338
226	9,551	3,075	7,571
944	919	700	4,410
–	–	7,704	–
–	2,389	–	5,403
–	6,008	–	6,661
–	7,588	–	6,421
–	1,720	80	3,842
29	2,199	754	1,926
22,297	–	–	–
6,669	15,123	11,055	18,274
–	1,515	284	80

–	418	10,472	–
–	4,049	–	40
5,269	13,556	6,871	17,817

40,248	318,516	95,760	281,581

(36,624)	(20,125)	(3,218)	(39,548)

3,624	298,391	92,542	242,033

24,227	(156,761)	(47,432)	128,906

(23,656)	(1,256,686)	(482,919)	130,460
–	–	–	–
–	–	–	1,118

(14,502)	6,239,960	2,028,241	1,337,418
–	–	–	(16,631)
–	2,112	–	–

(38,158)	4,985,386	1,545,322	1,452,365

$(13,931)	$4,828,625	$1,497,890	$1,581,271

FINANCIAL STATEMENTS	39

STATEMENTS OF CHANGES IN NET ASSETS

	ICON Bond Fund
	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014
Operations
Net investment income/(loss)	$2,095,312	$4,205,519
Net realized gain/(loss)	(1,125,383)	2,391,782
Change in net unrealized appreciation/(depreciation)	(250,645)	(923,132)

Net increase/(decrease) in net assets resulting from operations	719,284	5,674,169

Dividends and Distributions to Shareholders
Net investment income
Class S	(1,940,921)	(3,980,600)
Class C	(60,913)	(91,693)
Class A	(119,563)	(207,239)
Net realized gains
Class S	(2,404,305)	(1,221,845)
Class C	(87,562)	(33,641)
Class A	(121,178)	(84,193)

Net decrease from dividends and distributions	(4,734,442)	(5,619,211)

Fund Share Transactions
Shares sold
Class S	14,182,357	25,808,977
Class C	1,322,814	1,037,215
Class A	4,606,305	2,174,465
Reinvested dividends and distributions
Class S	3,912,696	5,037,958
Class C	113,802	110,073
Class A	178,573	193,306
Shares repurchased
Class S	(21,060,000)	(31,574,518)
Class C	(214,788)	(1,273,625)
Class A	(588,921)	(4,849,752)

Net increase/(decrease) from fund share transactions	2,452,838	(3,335,901)

Total net increase/(decrease) in net assets	(1,562,320)	(3,280,943)
Net Assets
Beginning of period	94,831,907	98,112,850

End of period	$93,269,587	$94,831,907

40	FINANCIAL STATEMENTS

ICON Equity Income Fund		ICON Fund		ICON High Yield Bond Fund
Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014	Period ended March 31, 2015* (unaudited)

$650,452	$755,368	$(168,874)	$(225,339)	$24,227
1,640,414	1,899,218	(259,821)	9,583,650	(23,656)
796,933	(234,459)	8,429,128	(8,157,199)	(14,502)

3,087,799	2,420,127	8,000,433	1,201,112	(13,931)

				(39,239)
(359,829)	(212,507)	-	-	-
(70,444)	(119,845)	-	-	-
(205,360)	(399,464)	-	-	-
		-	-	-
-	-	-	-	-
-	-	-	-	-
-	-

(635,633)	(731,816)	-	-	(39,239)

				1,083,850
17,109,992	4,320,227	1,491,653	39,338,371	-
1,351,142	1,565,617	238,574	701,776	-
1,319,390	4,270,619	431,109	714,468	-
				35,694
336,259	176,730	-	-	-
47,220	77,814	-	-	-
188,432	329,999	-	-	-
				(140,889)
(3,211,642)	(1,950,944)	(4,714,230)	(5,050,068)	-
(269,779)	(1,969,692)	(1,608,295)	(3,026,141)	-
(2,253,260)	(4,496,032)	(805,316)	(3,010,830)	-

14,617,754	2,324,338	(4,966,505)	29,667,576	978,655

17,069,920	4,012,649	3,033,928	30,868,688	925,485

27,349,865	23,337,216	66,702,658	35,833,970	100,000

$44,419,785	$27,349,865	$69,736,586	$66,702,658	$1,025,485

FINANCIAL STATEMENTS	41

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Bond Fund
	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014
Transactions in Fund Shares
Shares sold
Class S	1,464,422	2,592,865
Class C	136,630	103,517
Class A	484,209	218,528
Reinvested dividends and distributions
Class S	411,595	509,394
Class C	11,940	11,098
Class A	18,858	19,561
Shares repurchased
Class S	(2,193,981)	(3,173,085)
Class C	(22,151)	(127,850)
Class A	(61,409)	(490,776)

Net increase/(decrease)	250,113	(336,748)

Shares outstanding, beginning of period	9,583,305	9,920,053

Shares outstanding, end of period	9,833,418	9,583,305

Accumulated undistributed net investment income/(loss)	$(26,085)	$–

*	The Fund commenced operations on October 1, 2014.

The accompanying notes are an integral part of the financial statements.

42	FINANCIAL STATEMENTS

ICON Equity Income Fund		ICON Fund		ICON High Yield Bond Fund
Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014	Period ended March 31, 2015* (unaudited)

				108,969
1,147,163	290,158	97,320	2,703,725	-
86,922	106,051	16,865	52,934	-
85,339	287,965	28,601	51,369	-
				3,757
21,507	11,918	-	-	-
3,002	5,226	-	-	-
12,118	22,426	-	-	-
				(14,554)
(205,380)	(133,350)	(299,736)	(339,356)	-
(17,415)	(135,659)	(116,257)	(226,841)	-
(143,666)	(306,449)	(55,233)	(214,698)	-

989,590	148,286	(328,440)	2,027,133	98,172

1,842,156	1,693,870	4,743,181	2,716,048	10,000

2,831,746	1,842,156	4,414,741	4,743,181	108,172

$17,375	$2,556	$(368,572)	$(199,698)	$24,227

FINANCIAL STATEMENTS	43

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Long/Short Fund
	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014
Operations
Net investment income/(loss)	$(156,761)	$(216,208)
Net realized gain/(loss)	(1,256,686)	2,801,025
Change in net unrealized appreciation/(depreciation)	6,242,072	(1,895,125)

Net increase/(decrease) in net assets resulting from operations	4,828,625	689,692

Dividends and Distributions to Shareholders
Net investment income
Class S	–	–
Class C	–	–
Class A	–	–
Net realized gains

Net decrease from dividends and distributions	–	–

Fund Share Transactions
Shares sold
Class S	8,986,759	20,303,844
Class C	485,125	1,899,217
Class A	535,792	8,514,859
Reinvested dividends and distributions
Class S	–	–
Class C	–	–
Class A	–	–
Shares repurchased
Class S	(4,836,495)	(8,631,931)
Class C	(824,479)	(1,322,859)
Class A	(2,445,465)	(6,591,448)

Net increase/(decrease) from fund share transactions	1,901,237	14,171,682

Total net increase/(decrease) in net assets	6,729,862	14,861,374
Net Assets
Beginning of period	34,556,779	19,695,405

End of period	$41,286,641	$34,556,779

44	FINANCIAL STATEMENTS

ICON Opportunities Fund		ICON Risk-Managed Balanced Fund
Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014

$(47,432)	$(20,738)	$128,906	$1,070,093
(482,919)	185,354	131,578	3,386,300
2,028,241	(737,258)	1,320,787	(694,123)

1,497,890	(572,642)	1,581,271	3,762,270

–	–	(52,867)	(870,218)
–	–	(19,204)	(73,148)
–	–
(187,492)	(20,853)	(40,378)	(106,307)

(187,492)	(20,853)	(112,449)	(1,049,673)

529,056	13,145,752
–	–	3,672,505	26,547,394
–	–	1,636,398	4,329,625
–	–	4,506,290	2,947,462
182,711	20,653
–	–	43,948	828,672
–	–	16,755	65,822
–	–	32,230	84,606
(1,233,787)	(882,170)
–	–	(11,616,810)	(52,784,217)
–	–	(886,698)	(874,718)
–	–	(1,997,927)	(4,139,537)

(522,020)	12,284,235	(4,593,309)	(22,994,891)

788,378	11,690,740	(3,124,487)	(20,282,294)

12,132,695	441,955	36,554,237	56,836,531

$12,921,073	$12,132,695	$33,429,750	$36,554,237

FINANCIAL STATEMENTS	45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Long/Short Fund
	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014
Transactions in Fund Shares
Shares sold	-	-
Class S	451,026	1,088,517
Class C	26,167	111,610
Class A	27,387	467,016
Reinvested dividends and distributions	-	-
Class S	-	-
Class C	-	-
Class A	-	-
Shares repurchased	-	-
Class S	(248,041)	(467,545)
Class C	(45,947)	(77,860)
Class A	(126,433)	(361,119)

Net increase/(decrease)	84,159	760,619

Shares outstanding, beginning of period	1,928,857	1,168,238

Shares outstanding, end of period	2,013,016	1,928,857

Accumulated undistributed net investment income/(loss)	$(374,147)	$(217,386)

The accompanying notes are an integral part of the financial statements.

46	FINANCIAL STATEMENTS

ICON Opportunities Fund		ICON Risk-Managed Balanced Fund
Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014

38,240	960,435	-	-
-	-	256,812	1,936,186
-	-	123,567	340,349
-	-	320,097	217,425
13,494	1,537	-	-
-	-	3,042	59,893
-	-	1,264	5,143
-	-	2,292	6,237
(90,367)	(65,353)	-	-
-	-	(834,308)	(3,796,455)
-	-	(66,475)	(68,822)
-	-	(143,424)	(307,113)

(38,633)	896,619	(337,133)	(1,607,157)

930,553	33,934	2,682,126	4,289,283

891,920	930,553	2,344,993	2,682,126

$(47,432)	$-	$24,714	$8,257

FINANCIAL STATEMENTS	47

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations				Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)		Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Bond Fund
Class S**
Period ended March 31, 2015†	$9.90	$0.22		$(0.15)	$0.07	$(0.22)	$(0.26)
Year ended September 30, 2014	9.89	0.43	(g)	0.15	0.58	(0.44)	(0.13)
Year ended September 30, 2013	10.51	0.24		(0.32)	(0.08)	(0.24)	(0.30)
Year ended September 30, 2012	10.11	0.38		0.59	0.97	(0.40)	(0.17)
Year ended September 30, 2011	10.79	0.47		(0.46)	0.01	(0.47)	(0.22)
Year ended September 30, 2010	10.26	0.48		0.57	1.05	(0.48)	(0.04)
Class C
Period ended March 31, 2015†	9.94	0.17		(0.14)	0.03	(0.18)	(0.26)
Year ended September 30, 2014	9.93	0.34	(g)	0.15	0.49	(0.35)	(0.13)
Year ended September 30, 2013	10.55	0.15		(0.32)	(0.17)	(0.15)	(0.30)
Year ended September 30, 2012	10.15	0.31		0.57	0.88	(0.31)	(0.17)
Year ended September 30, 2011	10.83	0.39		(0.46)	(0.07)	(0.39)	(0.22)
Year ended September 30, 2010	10.30	0.39		0.57	0.96	(0.39)	(0.04)
Class A***
Period ended March 31, 2015†	9.86	0.19		(0.13)	0.06	(0.21)	(0.26)
Year ended September 30, 2014	9.89	0.43	(g)	0.12	0.55	(0.45)	(0.13)
Year ended September 30, 2013	10.51	0.21		(0.32)	(0.11)	(0.21)	(0.30)
Year ended September 30, 2012	10.11	0.36		0.58	0.94	(0.37)	(0.17)
Year ended September 30, 2011	10.81	0.46		(0.46)	-	(0.48)	(0.22)
ICON Equity Income Fund
Class S**
Period ended March 31, 2015†	14.87	0.26		0.82	1.08	(0.25)	-
Year ended September 30, 2014	13.80	0.52		1.04	1.56	(0.49)	-
Year ended September 30, 2013	12.18	0.47		1.65	2.12	(0.50)	-
Year ended September 30, 2012	10.21	0.43		2.03	2.46	(0.49)	-
Year ended September 30, 2011	10.96	0.50		(0.71)	(0.21)	(0.54)	-
Year ended September 30, 2010	10.26	0.47		0.64	1.11	(0.41)	-
Class C
Period ended March 31, 2015†	14.96	0.18		0.82	1.00	(0.17)	-
Year ended September 30, 2014	13.88	0.36		1.06	1.42	(0.34)	-
Year ended September 30, 2013	12.25	0.35		1.65	2.00	(0.37)	-
Year ended September 30, 2012	10.16	0.29		2.06	2.35	(0.26)	-
Year ended September 30, 2011	10.85	0.37		(0.72)	(0.35)	(0.34)	-
Year ended September 30, 2010	10.16	0.36		0.64	1.00	(0.31)	-
Class A***
Period ended March 31, 2015†	14.79	0.23		0.82	1.05	(0.22)	-
Year ended September 30, 2014	13.73	0.47		1.04	1.51	(0.45)	-
Year ended September 30, 2013	12.12	0.45		1.63	2.08	(0.47)	-
Year ended September 30, 2012	10.15	0.39		2.03	2.42	(0.45)	-
Year ended September 30, 2011	10.90	0.47		(0.71)	(0.24)	(0.51)	-
Year ended September 30, 2010	10.21	0.46		0.63	1.09	(0.40)	-

48	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Portfolio turnover rate(b)

$(0.48)	$9.49	0.80%	$81,030	0.88%	0.75%	4.38%	4.51%		71.96%
(0.57)	9.90	6.01%	87,675	0.86%	0.75%	4.22%	4.33	%(g)	175.95%
(0.54)	9.89	(0.84)%	88,313	0.89%	0.75%	2.19%	2.33%		96.56%
(0.57)	10.51	9.93%	81,381	0.88%	0.75%	3.46%	3.59%		51.28%
(0.69)	10.11	0.15%	881	1.18%	0.75%	4.08%	4.51%		32.13%
(0.52)	10.79	10.45%	1,049	1.39%	0.75%	3.95%	4.59%		63.47%

(0.44)	9.53	0.38%	3,964	2.19%	1.60%	3.00%	3.59%		71.96%
(0.48)	9.94	5.10%	2,879	2.27%	1.60%	2.75%	3.42	%(g)	175.95%
(0.45)	9.93	(1.66)%	3,008	2.06%	1.60%	1.02%	1.48%		96.56%
(0.48)	10.55	8.98%	3,772	2.28%	1.60%	2.35%	3.03%		51.28%
(0.61)	10.15	(0.68)%	3,879	2.16%	1.60%	3.11%	3.67%		32.13%
(0.43)	10.83	9.52%	4,544	2.46%	1.60%	2.88%	3.74%		63.47%

(0.47)	9.45	0.66%	8,276	1.38%	1.00%	3.62%	4.00%		71.96%
(0.58)	9.86	5.77%	4,278	1.44%	1.00%	3.84%	4.28	%(g)	175.95%
(0.51)	9.89	(1.08)%	6,792	1.34%	1.00%	1.71%	2.06%		96.56%
(0.54)	10.51	9.66%	7,515	1.31%	1.00%	3.13%	3.44%		51.28%
(0.70)	10.11	(0.02)%	249	5.83%	1.01%	(0.38)%	4.44%		32.13%

(0.25)	15.70	7.26%	23,589	1.20%	1.20%	3.40%	3.40%		108.56%
(0.49)	14.87	11.36%	8,022	1.38%	1.20%	3.36%	3.54%		147.56%
(0.50)	13.80	17.76%	5,116	1.53%	1.21%	3.28%	3.60%		162.82%
(0.49)	12.18	24.43%	7,123	1.47%	1.21%	3.31%	3.57%		122.39%
(0.54)	10.21	(2.40)%	142	3.99%	1.20%	1.45%	4.24%		142.75%
(0.41)	10.96	11.04%	88	7.66%	1.20%	(2.01)%	4.45%		123.33%

(0.17)	15.79	6.69%	6,932	2.31%	2.20%	2.20%	2.31%		108.56%
(0.34)	14.96	10.26%	5,481	2.45%	2.20%	2.21%	2.46%		147.56%
(0.37)	13.88	16.58%	5,423	2.42%	2.21%	2.49%	2.70%		162.82%
(0.26)	12.25	23.31%	5,146	2.62%	2.20%	2.09%	2.51%		122.39%
(0.34)	10.16	(3.47)%	3,874	2.53%	2.20%	2.85%	3.18%		142.75%
(0.31)	10.85	9.99%	3,569	2.97%	2.20%	2.68%	3.46%		123.33%

(0.22)	15.62	7.14%	13,899	1.47%	1.45%	2.93%	2.95%		108.56%
(0.45)	14.79	11.07%	13,847	1.59%	1.45%	3.08%	3.22%		147.56%
(0.47)	13.73	17.49%	12,798	1.68%	1.46%	3.24%	3.45%		162.82%
(0.45)	12.12	24.10%	10,758	1.69%	1.45%	3.11%	3.35%		122.39%
(0.51)	10.15	(2.66)%	2,871	1.91%	1.45%	3.55%	4.01%		142.75%
(0.40)	10.90	10.84%	1,521	4.59%	1.45%	1.19%	4.32%		123.33%

FINANCIAL HIGHLIGHTS	49

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Fund
Class S**
Period ended March 31, 2015†	$14.52	$(0.01)	$1.83	$1.82	$–	$–
Year ended September 30, 2014	14.00	– (e)	0.52	0.52	–	–
Year ended September 30, 2013	11.34	0.07	2.66	2.73	(0.07)	–
Year ended September 30, 2012	8.82	0.07	2.45	2.52	–	–
Year ended September 30, 2011	9.04	(0.07)	(0.15)	(0.22)	–	–
Year ended September 30, 2010	9.07	(0.01)	0.11	0.10	(0.13)	–
Class C
Period ended March 31, 2015†	13.15	(0.10)	1.66	1.56	–	–
Year ended September 30, 2014	12.82	(0.14)	0.47	0.33	–	–
Year ended September 30, 2013	10.42	(0.07)	2.47	2.40	–	–
Year ended September 30, 2012	8.17	(0.04)	2.29	2.25	–	–
Year ended September 30, 2011	8.36	(0.05)	(0.14)	(0.19)	–	–
Year ended September 30, 2010	8.37	(0.04)	0.11	0.07	(0.08)	–
Class A***
Period ended March 31, 2015†	13.84	(0.04)	1.74	1.70	–	–
Year ended September 30, 2014	13.39	(0.05)	0.50	0.45	–	–
Year ended September 30, 2013	10.85	0.02	2.56	2.58	(0.04)	–
Year ended September 30, 2012	8.46	0.03	2.36	2.39	–	–
Year ended September 30, 2011	8.67	(0.07)	(0.14)	(0.21)	–	–
Year ended September 30, 2010	8.73	(0.08)	0.10	0.02	(0.08)	–
ICON High Yield Bond Fund
Period ended March 31, 2015†	10.00	0.26	(0.43)	(0.17)	(0.35)	–
ICON Long/Short Fund(d)
Class S**
Period ended March 31, 2015†	18.41	(0.05)	2.68	2.63	–	–
Year ended September 30, 2014	17.48	(0.06)	0.99	0.93	–	–
Year ended September 30, 2013	14.56	0.01	2.91	2.92	–	–
Year ended September 30, 2012	11.61	0.02	2.93	2.95	–	–
Year ended September 30, 2011	11.90	0.02	(0.31)	(0.29)	–	–
Year ended September 30, 2010	11.80	0.03	0.29	0.32	(0.22)	–
Class C
Period ended March 31, 2015†	16.74	(0.14)	2.42	2.28	–	–
Year ended September 30, 2014	16.05	(0.24)	0.93	0.69	–	–
Year ended September 30, 2013	13.52	(0.14)	2.67	2.53	–	–
Year ended September 30, 2012	10.89	(0.11)	2.74	2.63	–	–
Year ended September 30, 2011	11.29	(0.11)	(0.29)	(0.40)	–	–
Year ended September 30, 2010	11.19	(0.08)	0.27	0.19	(0.09)	–
Class A***
Period ended March 31, 2015†	17.99	(0.08)	2.61	2.53	–	–
Year ended September 30, 2014	17.13	(0.12)	0.98	0.86	–	–
Year ended September 30, 2013	14.31	(0.02)	2.84	2.82	–	–
Year ended September 30, 2012	11.44	(0.02)	2.89	2.87	–	–
Year ended September 30, 2011	11.77	(0.02)	(0.31)	(0.33)	–	–
Year ended September 30, 2010	11.67	–	0.28	0.28	(0.18)	–

50	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$–	$16.34	12.53%	$43,479	1.02%	1.02%	(0.12)%	(0.12)%	20.53%
–	14.52	3.71%	41,577	1.10%	1.10%	0.02%	0.02%	64.51%
(0.07)	14.00	24.27%	6,986	1.23%	1.23%	0.59%	0.59%	32.68%
–	11.34	28.57%	22,952	1.18%	1.18%	0.61%	0.61%	23.73%
–	8.82	(2.43)%	133	2.52%	2.52%	(0.72)%	(0.72)%	57.93%
(0.13)	9.04	1.10%	406	1.90%	1.90%	(0.06)%	(0.06)%	123.12%

–	14.71	11.86%	17,606	2.27%	2.26%	(1.37)%	(1.36)%	20.53%
–	13.15	2.57%	17,050	2.26%	2.25%	(1.09)%	(1.08)%	64.51%
–	12.82	23.03%	18,848	2.32%	2.26%	(0.64)%	(0.58)%	32.68%
–	10.42	27.54%	18,378	2.35%	2.28%	(0.48)%	(0.41)%	23.73%
–	8.17	(2.27)%	17,884	2.27%	2.27%	(0.50)%	(0.50)%	57.93%
(0.08)	8.36	0.84%	24,573	2.25%	2.25%	(0.45)%	(0.45)%	123.12%

–	15.54	12.28%	8,652	1.55%	1.51%	(0.64)%	(0.60)%	20.53%
–	13.84	3.36%	8,076	1.56%	1.50%	(0.38)%	(0.32)%	64.51%
(0.04)	13.39	23.90%	10,000	1.58%	1.51%	0.12%	0.19%	32.68%
–	10.85	28.25%	12,401	1.54%	1.54%	0.27%	0.27%	23.73%
–	8.46	(2.42)%	1,245	2.52%	2.52%	(0.75)%	(0.75)%	57.93%
(0.08)	8.67	0.22%	1,362	2.68%	2.68%	(0.88)%	(0.88)%	123.12%

(0.35)	9.48	(1.63)%	1,025	8.89%	0.80%	(2.74)%	5.35%	57.97%

–	21.04	14.29%	23,084	1.31%	1.28%	(0.56)%	(0.53)%	32.24%
–	18.41	5.32%	16,465	1.45%	1.32%	(0.47)%	(0.34)%	64.81%
–	17.48	20.05%	4,774	1.53%	1.32%	(0.14)%	0.07%	32.63%
–	14.56	25.41%	3,471	2.18%	1.35%	(0.70)%	0.13%	54.26%
–	11.61	(2.44)%	42	7.76%	1.65%	(5.96)%	0.15%	67.28%
(0.22)	11.90	2.63%	132	5.80%	2.15%	(3.39)%	0.25%	136.50%

–	19.02	13.62%	7,503	2.49%	2.33%	(1.76)%	(1.60)%	32.24%
–	16.74	4.30%	6,932	2.57%	2.38%	(1.58)%	(1.39)%	64.81%
–	16.05	18.71%	6,108	2.62%	2.37%	(1.21)%	(0.96)%	32.63%
–	13.52	24.15%	6,004	2.95%	2.41%	(1.44)%	(0.90)%	54.26%
–	10.89	(3.54)%	5,546	3.14%	2.70%	(1.38)%	(0.94)%	67.28%
(0.09)	11.29	1.65%	9,547	3.60%	3.19%	(1.14)%	(0.73)%	136.50%

–	20.52	14.06%	10,700	1.79%	1.58%	(1.05)%	(0.84)%	32.24%
–	17.99	5.02%	11,160	1.81%	1.63%	(0.82)%	(0.64)%	64.81%
–	17.13	19.71%	8,813	1.91%	1.61%	(0.45)%	(0.16)%	32.63%
–	14.31	25.09%	15,687	2.09%	1.65%	(0.58)%	(0.14)%	54.26%
–	11.44	(2.80)%	1,213	3.23%	1.91%	(1.46)%	(0.14)%	67.28%
(0.18)	11.77	2.34%	1,855	3.65%	2.45%	(1.21)%	(0.01)%	136.50%

FINANCIAL HIGHLIGHTS	51

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Opportunities Fund
Period ended March 31, 2015†	$13.04	$(0.05)	$1.71	$1.66	$–	$(0.21)
Year ended September 30, 2014	13.02	(0.12)	0.41 (f)	0.29	–	(0.27)
Year ended September 30, 2013	10.00	(0.01)	3.03	3.02	–	–
ICON Risk-Managed Balanced Fund
Class S**
Period ended March 31, 2015†	13.98	0.09	0.76	0.85	(0.07)	–
Year ended September 30, 2014	13.40	0.24	0.56	0.80	(0.22)	–
Year ended September 30, 2013	12.32	0.24	1.04	1.28	(0.20)	–
Year ended September 30, 2012	10.88	0.15	1.44	1.59	(0.15)	–
Year ended September 30, 2011	10.96	0.12	(0.05)	0.07	(0.15)	–
Year ended September 30, 2010	10.61	0.08	0.33	0.41	(0.06)	–
Class C
Period ended March 31, 2015†	12.90	0.02	0.69	0.71	(0.03)	–
Year ended September 30, 2014	12.39	0.09	0.54	0.63	(0.12)	–
Year ended September 30, 2013	11.41	0.09	0.98	1.07	(0.09)	–
Year ended September 30, 2012	10.09	0.02	1.34	1.36	(0.04)	–
Year ended September 30, 2011	10.15	0.01	(0.05)	(0.04)	(0.02)	–
Year ended September 30, 2010	9.88	(0.02)	0.29	0.27	–	–
Class A***
Period ended March 31, 2015†	13.69	0.07	0.73	0.80	(0.08)	–
Year ended September 30, 2014	13.12	0.20	0.57	0.77	(0.20)	–
Year ended September 30, 2013	12.06	0.18	1.05	1.23	(0.17)	–
Year ended September 30, 2012	10.66	0.11	1.41	1.52	(0.12)	–
Year ended September 30, 2011	10.72	0.09	(0.05)	0.04	(0.10)	–
Year ended September 30, 2010	10.39	0.05	0.33	0.38	(0.05)	–

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
**	Class S shares were formerly named Class Z shares prior to January 23, 2012.
***	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
†	Unaudited
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	The Fund’s operating expenses, not including dividends on short positions, are contractually limited to 1.25% for Class S, 2.30% for Class C and 1.55% for Class A. The ratios in these financial highlights reflect the limitation, including the dividends on short positions.
(e)	Amount less than $0.005.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to timing of shareholder activity during the period.
(g)	Investment income per share of Class S, Class C and Class A reflects a large, non-recurring dividend which amounted to $0.07, $0.06 and $0.08 per share of each class respectively. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.59% for Class S, 2.84% for Class C and 3.55% for Class A.

52	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.21)	$14.49	12.86%	$12,921	1.55%	1.50%	(0.82)%	(0.77)%	36.16%
(0.27)	13.04	2.19%	12,133	2.44%	1.50%	(1.81)%	(0.87)%	45.99%
–	13.02	30.20%	442	12.47%	1.52%	(11.02)%	(0.07)%	52.22%

(0.07)	14.76	6.06%	12,707	1.56%	1.20%	0.89%	1.25%	60.40%
(0.22)	13.98	6.02%	20,071	1.22%	1.20%	1.72%	1.74%	137.48%
(0.20)	13.40	10.51%	43,350	1.43%	1.21%	1.65%	1.87%	98.30%
(0.15)	12.32	14.65%	6,692	1.80%	1.24%	0.69%	1.25%	71.06%
(0.15)	10.88	0.51%	60	7.22%	1.23%	(4.94)%	1.05%	67.61%
(0.06)	10.96	3.90%	62	10.41%	1.31%	(8.34)%	0.75%	114.34%

(0.03)	13.58	5.47%	10,761	2.36%	2.20%	0.11%	0.27%	60.40%
(0.12)	12.90	5.06%	9,469	2.33%	2.20%	0.61%	0.74%	137.48%
(0.09)	12.39	9.45%	5,667	2.72%	2.22%	0.22%	0.72%	98.30%
(0.04)	11.41	13.47%	2,243	3.25%	2.23%	(0.79)%	0.23%	71.06%
(0.02)	10.09	(0.45)%	2,099	2.95%	2.23%	(0.66)%	0.06%	67.61%
–	10.15	2.73%	2,609	3.36%	2.30%	(1.27)%	(0.21)%	114.34%

(0.08)	14.41	5.88%	9,962	1.69%	1.45%	0.74%	0.98%	60.40%
(0.20)	13.69	5.88%	7,014	1.65%	1.45%	1.29%	1.49%	137.48%
(0.17)	13.12	10.28%	7,819	2.12%	1.47%	0.81%	1.46%	98.30%
(0.12)	12.06	14.28%	4,045	2.16%	1.48%	0.28%	0.96%	71.06%
(0.10)	10.66	0.32%	1,982	2.08%	1.48%	0.20%	0.80%	67.61%
(0.05)	10.72	3.69%	4,020	2.62%	1.59%	(0.57)%	0.46%	114.34%

FINANCIAL HIGHLIGHTS	53

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2015 (UNAUDITED)

1.   Organization

The ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON High Yield Bond Fund (“High Yield Bond Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund, with the exception of the Opportunities Fund and the High Yield Bond Fund, offers three classes of shares: Class S, Class C and Class A. The Opportunities Fund and the High Yield Bond Fund are single-class funds. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eleven other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the ICON Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the High Yield Bond Fund is to seek current income and growth of capital. The investment objective of the Opportunities Fund is to provide capital appreciation. The investment objective of the Long/Short Fund is capital appreciation. The investment objective of the Risk-Managed Balanced Fund is modest capital appreciation and income.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income

54	NOTES TO FINANCIAL STATEMENTS

securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund, Equity Income Fund and the Risk-Managed Balanced Fund may invest in medium-and lower-quality debt securities. The High Yield Bond Fund primarily invests in high-yield bonds. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds are also less liquid (more difficult to sell) than equities and higher credit bonds. These illiquid securities are harder to sell; or value, especially in changing markets, such as now with rising interest rates. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Balanced Fund invests in call options; selling/writing call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

The Equity Income Fund has significant weights in the Financial sector, and the ICON Fund and Long/Short Fund have significant weights in the Consumer Discretionary sector which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect this sector.

The High Yield Bond Fund may have a significant amount of risk as two Shareholders who are related parties to the Fund, own 9.30% and 16.05% of the net assets of the Fund, respectively. Such concentration of interest

NOTES TO FINANCIAL STATEMENTS	55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

could have a material effect on the Fund in the event either or both Shareholders request to redeem a substantial amount of capital.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers

56	NOTES TO FINANCIAL STATEMENTS

making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

NOTES TO FINANCIAL STATEMENTS	57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2015:

	Level 1	Level 2	Level 3	Total
ICON Bond Fund*
Assets
Corporate Bonds	$-	$63,695,926	$-	$63,695,926
U.S. Treasury Obligations	-	6,012,707	-	6,012,707
Closed-End Mutual Funds	8,382,058	-	-	8,382,058
Collateralized Mortgage Obligations	-	6,574,106	-	6,574,106
Preferred Stocks	4,071,129	-	-	4,071,129
Foreign Corporate Bonds	-	1,609,700	-	1,609,700
Collateral for Securities on Loan	-	2,004,800	-	2,004,800
Short-Term Investments	-	4,562,697	-	4,562,697

Total	$12,453,187	$84,459,936	$-	$96,913,123

ICON Equity Income Fund*
Assets
Common Stocks	$38,166,555	$-	$-	$38,166,555
Corporate Bonds	-	2,390,304	-	2,390,304
Preferred Stocks	1,930,698	-	-	1,930,698
Convertible Preferred Stock	856,100	-	-	856,100
Exchange Traded Fund	443,186	-	-	443,186
Collateral for Securities on Loan	-	4,121,010	-	4,121,010
Short-Term Investments	-	693,244	-	693,244

Total	$41,396,539	$7,204,558	$-	$48,601,097

ICON Fund*
Assets
Common Stocks	$69,872,420	$-	$-	$69,872,420
Collateral for Securities on Loan	-	1,363,939	-	1,363,939

Total	$69,872,420	$1,363,939	$-	$71,236,359

58	NOTES TO FINANCIAL STATEMENTS

	Level 1	Level 2	Level 3	Total
ICON High Yield Bond Fund*
Assets
Corporate Bonds	$-	$756,642	$-	$756,642
Closed-End Mutual Funds	103,391	-	-	103,391
Preferred Stock	49,198	-	-	49,198
Foreign Corporate Bonds	-	60,070	-	60,070

Total	$152,589	$816,712	$-	$969,301

ICON Long/Short Fund*
Assets
Common Stocks	$40,762,468	$-	$-	$40,762,468
Collateral for Securities on Loan	-	2,479,870	-	2,479,870
Short-Term Investments	-	177,539	-	177,539

Total	$40,762,468	$2,657,409	$-	$43,419,877

Liabilities
Securities Sold Short
Common Stock	$(794,250)	$-	$-	$(794,250)

Total	$(794,250)	$-	$-	$(794,250)

ICON Opportunities Fund*
Assets
Common Stocks	$12,960,251	$-	$-	$12,960,251

Total	$12,960,251	$-	$-	$12,960,251

ICON Risk-Managed Balanced Fund*
Assets
Common Stocks	$20,628,046	$-	$-	$20,628,046
Corporate Bonds	-	7,105,313	-	7,105,313
U.S. Treasury Obligations	-	2,533,407	-	2,533,407
Closed-End Mutual Funds	1,093,697	-	-	1,093,697
Collateralized Mortgage Obligations	-	698,321	-	698,321
Preferred Stocks	408,378	-	-	408,378
Foreign Corporate Bonds	-	163,700	-	163,700
Put Options Purchased	53,575	-	-	53,575
Collateral for Securities on Loan	-	480,225	-	480,225
Short-Term Investments	-	1,937,772	-	1,937,772

Total	$22,183,696	$12,918,738	$-	$35,102,434

Liabilities
Written Call Options	$(6,425)	$-	$-	$(6,425)

Total	$(6,425)	$-	$-	$(6,425)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Credit Diversification tables for additional security details.

NOTES TO FINANCIAL STATEMENTS	59

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

No Level 3 securities were held in any of the Funds at March 31, 2015.

For the period ended March 31, 2015, there was no transfer activity between Level 1, Level 2 or Level 3. The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended March 31, 2015 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

60	NOTES TO FINANCIAL STATEMENTS

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2015, the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS	61

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The Risk-Managed Balanced Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use. The cash collateral held for the prime broker and/or borrowings from the prime broker are included on the Statement of Assets and Liabilities.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended March 31, 2015, were as follows:

	Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	20	$57,732
Options written during period	125	210,367
Options closed during period	(135)	(256,573)

Options outstanding, end of period	10	$11,526

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

Fair Values of Derivative Instruments as of March 31, 2015

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Purchased option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Investments, at value	$53,575
Written option contracts
Equity risk
ICON Risk-Managed Balanced Fund			Options written, at value	$6,425

62	NOTES TO FINANCIAL STATEMENTS

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivatives Recognized in Operations	Amount
Purchased option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Net realized gain/(loss) from Investment transactions	$9,101
Written option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Net realized gain/(loss) from written option transactions	$1,118

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivatives Recognized in Operations	Amount
Purchased option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Change in unrealized net appreciation/(depreciation) on investments	$(97,342)
Written option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Change in unrealized net appreciation/(depreciation) on written options	$(16,631)

For the period ended March 31, 2015, the Fund’s quarterly holdings of options contracts were as follows:

	ICON Risk-Managed Balanced Fund	ICON Risk-Managed Balanced Fund
Quarter Ended	Number of Purchased Options Contracts Outstanding	Number of Written Options Contracts Outstanding
June 30, 2014	250	50
September 30, 2014	30	20
December 31, 2014	30	25
March 31, 2015	60	10

NOTES TO FINANCIAL STATEMENTS	63

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statement of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statement of Operations. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of March 31, 2015, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

64	NOTES TO FINANCIAL STATEMENTS

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the period ended March 31, 2015, is included in the Statement of Operations.

For the period ended March 31, 2015, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Bond Fund	$1,900,895	$2,004,800
ICON Equity Income Fund	4,004,564	4,121,010
ICON Fund	1,326,929	1,363,939
ICON Long/Short Fund	2,441,525	2,479,870
ICON Risk-Managed Balanced Fund	467,651	480,225

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2015. It may also include collateral received from the pre-funding of security loans.

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund, High Yield Bond Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds

NOTES TO FINANCIAL STATEMENTS	65

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

66	NOTES TO FINANCIAL STATEMENTS

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing and Postage Expense	Transfer Agent Expense
ICON Bond Fund
Class S	$3,770	$6,912	$31,183
Class C	151	386	3,043
Class A	272	833	5,724
ICON Equity Income Fund
Class S	785	1,402	9,108
Class C	229	689	4,569
Class A	517	1,846	10,236
ICON Fund
Class S	1,921	3,257	13,674
Class C	769	2,693	19,898
Class A	371	1,380	8,658
ICON Long/Short Fund
Class S	857	2,323	16,603
Class C	305	1,065	7,095
Class A	462	2,423	14,063
ICON Risk-Managed Balanced Fund
Class S	594	6,980	18,328
Class C	486	1,012	7,232
Class A	370	1,115	6,778

3.   Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities.

NOTES TO FINANCIAL STATEMENTS	67

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily net assets of the Bond Fund, 0.65% of average daily net assets of the High Yield Bond Fund, 0.75% of average daily net assets of the Equity Income Fund, ICON Fund, Opportunities Fund and Risk-Managed Balanced Fund, and 0.85% of average daily net assets of the Long/Short Fund.

ICON Advisers has contractually agreed to limit the Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Fund	Class S	Class C	Class A
ICON Bond Fund	-	0.75%	1.60%	1.00%
ICON Equity Income Fund	-	1.20%	2.20%	1.45%
ICON Fund	-	1.25%	2.25%	1.50%
ICON High Yield Bond Fund	0.80%	-	-	-
ICON Long/Short Fund	-	1.25%	2.30%	1.55%
ICON Opportunities Fund	1.50%	-	-	-
ICON Risk-Managed Balanced Fund	-	1.20%	2.20%	1.45%

The Funds’ expense limitations, excluding the Bond Fund Class A, all classes of the ICON Fund and the Opportunities Fund, will continue in effect until at least January 31, 2021. Limitations for the Bond Fund Class A, all classes of the ICON Fund, the Opportunities Fund and the High Yield Bond Fund will continue in effect until at least January 31, 2016. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2015 the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2015	2016	2017	2018
ICON Bond Fund	$95,572	$148,484	$136,560	$74,684
ICON Equity Income Fund	33,175	52,885	42,058	5,073
ICON Fund	3,005	18,393	6,978	2,531
ICON High Yield Bond Fund	-	-	-	36,624
ICON Long/Short Fund	47,798	56,161	50,612	20,125
ICON Opportunities Fund	-	23,491	22,580	3,218
ICON Risk-Managed Balanced Fund	33,177	40,835	33,132	39,548

68	NOTES TO FINANCIAL STATEMENTS

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the fund accounting agent for the Funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction Cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2015, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement under which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

NOTES TO FINANCIAL STATEMENTS	69

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, Bond Fund Class C shareholders pay an annual distribution and service fee of 0.85% of average daily net assets and Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution and service fee of 1.00% of average daily net assets for Class C shares and an annual distribution and service fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid 95% of the CCO’s salary and the remaining portion is paid by ICON Advisers. For the period ended March 31, 2015, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

The Fund may reimburse ICON Advisers for legal work performed for the Fund by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2015, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

4.  Borrowings

The Trust has entered into a Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. Effective March 21, 2015, the maximum borrowing limit was changed from $150 million to $75 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The Risk-Managed Balanced and Long/Short Funds may also have borrowings with the prime broker as a result of brokerage requirements. Interest on domestic borrowing with the prime broker is charged at the Federal Funds rate plus 0.50%.

70	NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2015, the average outstanding loan by Fund was as follows:

Fund	Average Borrowing (10/1/14-3/31/15)	Average Interest Rates (10/1/14-3/31/15)
ICON Bond Fund	$14,656	1.37%
ICON Equity Income Fund	7,059	1.37
ICON Fund*	411,970	1.37
ICON High Yield Bond Fund	127	1.37
ICON Long/Short Fund*	112,153	1.07
ICONOpportunities Fund	41,120	1.37
ICON Risk-Managed Balanced Fund*	6,087	0.70

*	Fund had outstanding borrowings under these agreements/arrangements as of March 31, 2015.

5.    Purchases and Sales of Investment Securities

For the period ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding securities sold short, short-term securities and written options contracts) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
ICON Bond Fund	$63,439,650	$52,217,394	$5,966,510	$11,519,141
ICON Equity Income Fund	59,010,861	43,481,083	-	-
ICON Fund	14,349,995	18,920,212	-	-
ICON High Yield Fund	1,502,968	509,066	-	-
ICON Long/Short Fund	12,676,006	11,907,543	-	-
ICON Opportunities Fund	4,497,726	5,062,214	-	-
ICON Risk-Managed Balanced Fund	15,615,079	20,229,933	2,740,993	1,232,246

6.  Federal Income Tax

The following information is presented on an income tax basis. Differences between U.S. GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing

NOTES TO FINANCIAL STATEMENTS	71

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

treatments for items such as deferrals of wash sale losses, foreign currency transactions, and net investment losses.

For the year ended September 30, 2014, the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Equity Income Fund	$3,040,715	2017
	19,089,764	2018
ICON Fund	1,175,675	2017
	19,833,424	2018
ICON Long/Short Fund	37,506,125	2017
	19,325,857	2018
ICON Risk-Managed Balanced Fund	13,551,114	2018

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2014, the following Funds utilized capital loss carryforwards:

Fund	Amount
ICON Equity Income Fund	$1,930,719
ICON Fund	9,331,874
ICON Long/Short Fund	2,797,232
ICON Risk-Managed Balanced Fund	3,516,915

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2014, were as follows:

	Distributions Paid from		Total Distributions Paid
Fund	Ordinary Income	Net Long- Term Gains
ICON Bond Fund	$4,279,532	$1,339,679	$5,619,211
ICON Equity Income Fund	731,816	-	731,816
ICON Opportunity Fund	20,853	-	20,853
ICON Risk-Managed Balanced Fund	1,049,673	-	1,049,673

72	NOTES TO FINANCIAL STATEMENTS

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains	Late Year Loss Deferral**	Capital Loss Carryover	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
ICON Bond Fund	$1,362,114	$972,907	$-	$-	$(337,062)	$1,997,959
ICON Equity Income Fund	-	-	-	(22,130,479)	522,452	(21,608,027)
ICON Fund	-	-	(199,698)	(21,009,099)	3,314,796	(17,894,001)
ICON High Yield Bond Fund	-	-	-	-	-	-
ICON Long/Short Fund	-	-	(217,386)	(56,831,982)	1,882,456	(55,166,912)
ICON Opportunities	104,033	60,583	-	-	(662,297)	(497,681)
ICON Risk-Managed Balanced Fund	8,257	-	-	(13,551,114)	263,108	(13,279,749)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

**	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.

As of March 31, 2015, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Bond Fund	$97,482,658	$1,104,787	$(1,674,322)	$(569,535)
ICON Equity Income Fund	47,274,990	2,207,326	(881,219)	1,326,107
ICON Fund	59,492,435	12,981,237	(1,237,313)	11,743,924
ICON High Yield Bond Fund	983,803	6,760	(21,262)	(14,502)
ICON Long/Short Fund	35,346,301	8,617,933	(544,357)	8,073,576
ICON Opportunities Fund	11,594,307	1,614,335	(248,391)	1,365,944
ICON Risk-Managed Balanced Fund	33,392,713	2,742,622	(1,032,901)	1,709,721

7.   Accounting Pronouncement

In June 2013, FASB issued Accounting Standards Update No. 2013-08, Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). This

NOTES TO FINANCIAL STATEMENTS	73

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

update sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. FASB has determined that a fund registered under the 1940 Act automatically meets ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management does not expect this guidance to have an impact on the Funds’ financial statements.

8.   Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require adjustment to or disclosure in the Funds’ financial statements.

74	NOTES TO FINANCIAL STATEMENTS

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2015 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/14 – 3/31/15).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

EXPENSE EXAMPLE	75

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expense Paid During Period 10/1/14 - 3/31/15*	Annualized Expense Ratio 10/1/14 - 3/31/15*
Actual Expenses
ICON Bond Fund
Class S	$1,000	$1,008.00	$3.75	0.75%
Class C	1,000	1,003.80	7.99	1.60%
Class A	1,000	1,006.60	5.00	1.00%
ICON Equity Income Fund
Class S	1,000	1,072.60	6.20	1.20%
Class C	1,000	1,066.90	11.34	2.20%
Class A	1,000	1,071.40	7.49	1.45%
ICON Fund
Class S	1,000	1,125.30	5.40	1.02%
Class C	1,000	1,118.60	11.94	2.26%
Class A	1,000	1,122.80	7.99	1.51%
ICON High Yield Bond Fund	1,000	983.70	3.96	0.80%
ICON Long/Short Fund
Class S	1,000	1,142.90	6.84	1.28%
Class C	1,000	1,136.20	12.41	2.33%
Class A	1,000	1,140.60	8.43	1.58%
ICON Opportunities Fund	1,000	1,128.60	7.96	1.50%
ICON Risk-Managed Balanced Fund
Class S	1,000	1,060.60	6.16	1.20%
Class C	1,000	1,054.70	11.27	2.20%
Class A	1,000	1,058.80	7.44	1.45%
Hypothetical (assuming a 5% return before expenses)
ICON Bond Fund
Class S	1,000	1,021.19	3.78
Class C	1,000	1,016.95	8.05
Class A	1,000	1,019.95	5.04
ICON Equity Income Fund
Class S	1,000	1,018.95	6.04
Class C	1,000	1,013.96	11.05
Class A	1,000	1,017.70	7.29

76	EXPENSE EXAMPLE

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expense Paid During Period 10/1/14 - 3/31/15*	Annualized Expense Ratio 10/1/14 - 3/31/15*
ICON Fund
Class S	$1,000	$1,019.85	$5.14
Class C	1,000	1,013.66	11.35
Class A	1,000	1,017.40	7.59
ICON High Yield Bond Fund	1,000	1020.94	4.03
ICON Long/Short Fund
Class S	1,000	1,018.55	6.44
Class C	1,000	1,013.31	11.70
Class A	1,000	1,017.05	7.95
ICON Opportunities Fund	1,000	1,017.45	7.54
ICON Risk-Managed Balanced Fund
Class S	1,000	1,018.95	6.04
Class C	1,000	1,013.96	11.05
Class A	1,000	1,017.70	7.29

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

EXPENSE EXAMPLE	77

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

78	OTHER INFORMATION

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

OTHER INFORMATION	79

ICON FUNDS PRIVACY INFORMATION

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and account balances

■  income and transaction history

■  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

80	FUNDS PRIVACY INFORMATION

Who we are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What we do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

■  open an account or enter into an investment advisory contract

■  provide account information or give us your contact information

■  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  sharing for affiliates’ everyday business purposes — information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■  Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■  Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ ICON doesn’t jointly market

FUNDS PRIVACY INFORMATION	81

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    June 17, 2015

By (Signature and Title)*	/s/ Carrie M. Schoffman
Carrie M. Schoffman, Vice President, Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date    June 17, 2015

*	Print the name and title of each signing officer under his or her signature.